UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Balanced Fund -

Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at advisor.fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,085.50	$ 5.12
Hypothetical A	$ 1,000.00	$ 1,019.89	$ 4.96
Class T
Actual	$ 1,000.00	$ 1,083.50	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,018.74	$ 6.11
Class B
Actual	$ 1,000.00	$ 1,080.10	$ 9.39
Hypothetical A	$ 1,000.00	$ 1,015.77	$ 9.10
Class C
Actual	$ 1,000.00	$ 1,080.80	$ 9.13
Hypothetical A	$ 1,000.00	$ 1,016.02	$ 8.85
Institutional Class
Actual	$ 1,000.00	$ 1,086.80	$ 3.52
Hypothetical A	$ 1,000.00	$ 1,021.42	$ 3.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.99%
Class T	1.22%
Class B	1.82%
Class C	1.77%
Institutional Class	.68%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of each Fidelity Central Fund.
Top Five Stocks as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	1.7	1.9
AT&T, Inc.	1.6	0.8
Valero Energy Corp.	1.2	0.9
Bank of America Corp.	1.0	1.1
Altria Group, Inc.	1.0	1.1
	6.5
Top Five Bond Issuers as of February 28, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.3	10.8
U.S. Treasury Obligations	7.6	3.1
Freddie Mac	3.2	2.4
Government National Mortgage Association	0.5	0.3
Bayview Commercial Asset Trust	0.2	0.0
	20.8
Top Five Market Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	16.7
Information Technology	9.6	9.8
Energy	9.2	8.4
Industrials	8.0	8.7
Consumer Discretionary	7.4	6.8
Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Stocks 64.6%		Stocks 64.7%
	Bonds 41.5%		Bonds 38.2%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (dagger) (6.2)%		Short-Term Investments and Net Other Assets (dagger) (3.1)%
* Foreign investments	10.5%	** Foreign investments	11.0%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of future contracts and swap contracts, if applicable. For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.1%
Gentex Corp.	55,000	$ 919
Automobiles - 0.1%
Coachmen Industries, Inc.	45,600	493
Renault SA	7,300	868
Winnebago Industries, Inc.	19,258	626
		1,987
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	27,044	1,279
Career Education Corp. (a)	54,600	1,615
Carriage Services, Inc. Class A	56,600	397
Service Corp. International	119,200	1,398
Stewart Enterprises, Inc. Class A	10,802	85
		4,774
Hotels, Restaurants & Leisure - 0.9%
Aristocrat Leisure Ltd.	39,500	523
Carnival Corp. unit	10,800	501
Gaylord Entertainment Co. (a)	15,600	842
Greek Organization of Football Prognostics SA	22,400	791
McDonald's Corp.	102,100	4,464
OSI Restaurant Partners, Inc.	25,700	1,028
Royal Caribbean Cruises Ltd.	22,000	892
Six Flags, Inc.	13,800	85
Starbucks Corp. (a)	13,042	403
Vail Resorts, Inc. (a)	18,700	972
WMS Industries, Inc. (a)	40,000	1,497
Yum! Brands, Inc.	14,400	834
		12,832
Household Durables - 0.8%
Black & Decker Corp.	5,700	480
Champion Enterprises, Inc. (a)	32,800	260
Cyrela Brazil Realty SA	81,200	752
D.R. Horton, Inc.	19,400	492
Fortune Brands, Inc.	1,400	113
Furniture Brands International, Inc.	33,100	531
La-Z-Boy, Inc. (f)	58,700	808
Leggett & Platt, Inc.	45,900	1,093
Sealy Corp., Inc.	20,200	348
Snap-On, Inc.	9,600	481
Sony Corp. sponsored ADR	24,500	1,269
Standard Pacific Corp.	24,100	615
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	19,400	$ 1,078
Whirlpool Corp.	23,400	2,064
		10,384
Leisure Equipment & Products - 0.2%
Brunswick Corp.	3,800	124
Callaway Golf Co.	14,400	217
Eastman Kodak Co.	42,000	1,003
MarineMax, Inc. (a)	38,200	871
		2,215
Media - 1.9%
Clear Channel Outdoor Holding, Inc. Class A (a)	43,300	1,200
Comcast Corp. Class A (special) (non-vtg.) (a)	44,100	1,122
DreamWorks Animation SKG, Inc. Class A (a)	35,900	962
EchoStar Communications Corp. Class A (a)	27,113	1,101
Getty Images, Inc. (a)	21,100	1,107
Lamar Advertising Co. Class A	24,100	1,544
Liberty Global, Inc. Class A (a)	31,500	907
Live Nation, Inc. (a)	177,787	4,114
McGraw-Hill Companies, Inc.	16,500	1,066
Naspers Ltd. Class N sponsored ADR	27,700	653
News Corp. Class A	16,600	374
Omnicom Group, Inc.	8,000	829
R.H. Donnelley Corp.	13,500	966
Radio One, Inc. Class D (non-vtg.) (a)	35,300	249
Regal Entertainment Group Class A	24,500	524
Salem Communications Corp. Class A	2,900	35
Time Warner, Inc.	332,400	6,764
Valassis Communications, Inc. (a)	46,700	777
Virgin Media, Inc.	60,686	1,591
		25,885
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	66,200	1,918
Federated Department Stores, Inc.	44,000	1,965
Fred's, Inc. Class A	58,300	798
JCPenney Co., Inc.	14,800	1,200
Retail Ventures, Inc. (a)	12,200	248
Sears Holdings Corp. (a)	10,100	1,821
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	15,300	$ 941
Tuesday Morning Corp.	54,614	860
		9,751
Specialty Retail - 1.1%
AnnTaylor Stores Corp. (a)	12,000	426
Build-A-Bear Workshop, Inc. (a)(f)	29,700	787
DCM Japan Holdings Co. Ltd. (a)	84,120	785
Eddie Bauer Holdings, Inc. (a)	44,400	392
Gamestop Corp. Class A (a)	35,400	1,856
Guitar Center, Inc. (a)	6,000	263
Hibbett Sports, Inc. (a)	24,502	764
Home Depot, Inc.	64,700	2,562
OfficeMax, Inc.	20,400	1,059
Pacific Sunwear of California, Inc. (a)	45,000	810
PETsMART, Inc.	42,477	1,287
RadioShack Corp.	57,400	1,433
Sally Beauty Holdings, Inc. (a)	20,300	184
Staples, Inc.	58,640	1,526
The Men's Wearhouse, Inc.	9,000	399
TJX Companies, Inc.	24,700	679
		15,212
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. (a)	1,100	31
Liz Claiborne, Inc.	1,400	63
NIKE, Inc. Class B	10,800	1,128
		1,222
TOTAL CONSUMER DISCRETIONARY		85,181
CONSUMER STAPLES - 4.2%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	11,973	371
Cott Corp. (a)	29,844	418
Fomento Economico Mexicano SA de CV sponsored ADR	8,200	904
Pernod Ricard SA	2,620	541
Remy Cointreau SA	7,400	491
		2,725
Food & Staples Retailing - 0.9%
CVS Corp.	67,700	2,126
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	40,300	$ 1,035
Rite Aid Corp.	175,500	1,048
Safeway, Inc.	33,900	1,172
Sysco Corp.	26,100	860
Wal-Mart de Mexico SA de CV Series V	64,000	247
Wal-Mart Stores, Inc.	75,300	3,637
Walgreen Co.	26,100	1,167
Winn-Dixie Stores, Inc. (a)	37,235	722
		12,014
Food Products - 0.8%
Bunge Ltd.	17,300	1,373
Cermaq ASA	39,300	737
Chiquita Brands International, Inc.	54,500	790
Corn Products International, Inc.	55,400	1,771
General Mills, Inc.	19,300	1,088
Global Bio-Chem Technology Group Co. Ltd.	968,000	266
Groupe Danone	300	48
Kellogg Co.	16,700	834
Koninklijke Numico NV	12,000	619
Marine Harvest ASA (a)	1,171,000	1,432
Nestle SA (Reg.)	2,642	984
Smithfield Foods, Inc. (a)	23,100	675
Tyson Foods, Inc. Class A	37,000	675
		11,292
Household Products - 1.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	45,115	633
Central Garden & Pet Co. (a)	73,935	1,031
Colgate-Palmolive Co.	32,300	2,176
Procter & Gamble Co.	153,672	9,757
		13,597
Personal Products - 0.3%
Avon Products, Inc.	86,900	3,186
Playtex Products, Inc. (a)	70,800	971
		4,157
Tobacco - 1.0%
Altadis SA (Spain)	11,100	563
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.	157,520	$ 13,276
Japan Tobacco, Inc.	43	196
		14,035
TOTAL CONSUMER STAPLES		57,820
ENERGY - 8.0%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	33,200	2,162
BJ Services Co.	37,500	1,005
Cameron International Corp. (a)	39,050	2,214
GlobalSantaFe Corp.	21,800	1,256
Halliburton Co.	211,600	6,534
Hanover Compressor Co. (a)	33,500	735
Nabors Industries Ltd. (a)	141,700	4,245
NATCO Group, Inc. Class A (a)	19,495	676
National Oilwell Varco, Inc. (a)	345,800	24,082
Noble Corp.	19,300	1,355
Parker Drilling Co. (a)	64,000	548
Pride International, Inc. (a)	315,600	9,089
Smith International, Inc.	67,000	2,747
Superior Energy Services, Inc. (a)	30,256	927
Transocean, Inc. (a)	14,700	1,127
Universal Compression Holdings, Inc. (a)	10,400	696
W-H Energy Services, Inc. (a)	18,100	760
Weatherford International Ltd. (a)	134,400	5,396
Willbros Group, Inc. (a)(f)	9,800	214
		65,768
Oil, Gas & Consumable Fuels - 3.2%
Alpha Natural Resources, Inc. (a)	43,800	632
Aurora Oil & Gas Corp. (a)	311,292	766
Cabot Oil & Gas Corp.	16,200	1,094
Cameco Corp.	800	30
Chesapeake Energy Corp.	50,900	1,552
Ellora Energy, Inc. (a)(g)	106,700	1,280
Energy Partners Ltd. (a)	58,413	1,268
EOG Resources, Inc.	21,400	1,450
Evergreen Energy, Inc. (a)(f)	60,600	476
Foundation Coal Holdings, Inc.	32,600	1,073
Goodrich Petroleum Corp.	16,900	578
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Helix Energy Solutions Group, Inc. (a)	24,300	$ 816
International Coal Group, Inc. (a)	95,839	490
Mariner Energy, Inc. (a)	10,200	189
Massey Energy Co.	37,900	919
Noble Energy, Inc.	11,300	651
OMI Corp.	20,100	448
Petrohawk Energy Corp. (a)	13,600	163
Petroleum Development Corp. (a)	11,700	613
Plains Exploration & Production Co. (a)	23,400	1,068
Quicksilver Resources, Inc. (a)	53,500	2,063
Range Resources Corp.	65,550	2,093
Southwestern Energy Co. (a)	44,500	1,736
Suncor Energy, Inc.	9,800	695
SXR Uranium One, Inc. (a)	107,000	1,550
Tesoro Corp.	6,900	629
Ultra Petroleum Corp. (a)	49,500	2,515
Uramin, Inc. (a)	44,100	206
Valero Energy Corp.	275,100	15,860
Western Oil Sands, Inc. Class A (a)	7,300	199
Williams Companies, Inc.	35,700	963
		44,065
TOTAL ENERGY		109,833
FINANCIALS - 14.2%
Capital Markets - 1.9%
American Capital Strategies Ltd.	32,200	1,432
Ameriprise Financial, Inc.	12,620	738
Bank of New York Co., Inc.	61,000	2,478
Credit Suisse Group sponsored ADR	15,000	1,039
E*TRADE Financial Corp.	121,200	2,799
Franklin Resources, Inc.	7,600	892
Goldman Sachs Group, Inc.	9,600	1,935
Investors Financial Services Corp.	7,400	433
Janus Capital Group, Inc.	9,500	202
Julius Baer Holding AG (Bearer)	4,084	516
Lazard Ltd. Class A	44,600	2,296
Lehman Brothers Holdings, Inc.	6,200	454
MarketAxess Holdings, Inc. (a)	5,414	76
Mellon Financial Corp.	16,900	734
Merrill Lynch & Co., Inc.	64,800	5,422
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	17,700	$ 1,067
State Street Corp.	22,700	1,487
UBS AG (Reg.)	27,081	1,599
		25,599
Commercial Banks - 2.5%
ABN-AMRO Holding NV sponsored ADR	12,400	435
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	74,000	1,803
Banco Nossa Caixa SA	41,500	783
Bank of Montreal	9,800	593
Barclays PLC	17,600	258
Colonial Bancgroup, Inc.	54,300	1,403
Commerce Bancorp, Inc., New Jersey	21,200	709
Erste Bank AG	1,500	111
Hanmi Financial Corp.	39,900	779
Nara Bancorp, Inc.	28,800	533
National Australia Bank Ltd.	38,264	1,215
PNC Financial Services Group, Inc.	49,700	3,644
R&G Financial Corp. Class B	30,000	164
Societe Generale Series A	5,530	932
SVB Financial Group (a)	12,200	589
Swedbank AB (A Shares)	3,200	110
Synovus Financial Corp.	26,200	848
UCBH Holdings, Inc.	88,500	1,687
UMB Financial Corp.	500	19
Unicredito Italiano Spa	112,400	1,042
UnionBanCal Corp.	5,000	306
W Holding Co., Inc.	116,500	622
Wachovia Corp.	135,713	7,514
Wells Fargo & Co.	192,500	6,680
Wilshire Bancorp, Inc.	44,200	753
Wintrust Financial Corp.	25,100	1,151
Zions Bancorp	2,806	240
		34,923
Consumer Finance - 0.4%
American Express Co.	31,600	1,797
Capital One Financial Corp.	30,600	2,359
ORIX Corp.	2,850	780
		4,936
Diversified Financial Services - 3.0%
Bank of America Corp.	279,474	14,217
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	147,800	$ 7,449
FirstRand Ltd.	152,700	506
JPMorgan Chase & Co.	248,680	12,285
Kotak Mahindra Bank Ltd. sponsored GDR (g)	24,435	235
Moody's Corp.	8,300	537
PICO Holdings, Inc. (a)	149,266	6,284
The NASDAQ Stock Market, Inc. (a)	5,500	165
TSX Group, Inc.	5,500	230
		41,908
Insurance - 3.1%
ACE Ltd.	60,300	3,386
AFLAC, Inc.	36,700	1,732
American International Group, Inc.	172,225	11,556
Aspen Insurance Holdings Ltd.	61,800	1,638
Assurant, Inc.	28,755	1,537
Axis Capital Holdings Ltd.	10,400	352
Endurance Specialty Holdings Ltd.	26,600	943
Fidelity National Financial, Inc. Class A	27,200	653
First American Corp., California	2,300	108
Hartford Financial Services Group, Inc.	32,700	3,092
IPC Holdings Ltd.	20,800	604
MBIA, Inc.	6,500	432
MetLife, Inc.	37,300	2,355
Montpelier Re Holdings Ltd.	40,900	712
National Financial Partners Corp.	16,600	766
Navigators Group, Inc. (a)	11,168	555
PartnerRe Ltd.	19,200	1,334
Platinum Underwriters Holdings Ltd.	30,000	959
Prudential Financial, Inc.	40,700	3,701
T&D Holdings, Inc.	20,150	1,451
The Travelers Companies, Inc.	44,398	2,254
Universal American Financial Corp. (a)	51,985	998
Willis Group Holdings Ltd.	6,900	274
XL Capital Ltd. Class A	16,600	1,179
Zenith National Insurance Corp.	6,900	332
		42,903
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.	9,700	1,020
Annaly Capital Management, Inc.	112,100	1,572
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty Trust, Inc.	12,200	$ 341
BRE Properties, Inc. Class A	6,600	438
CapitalSource, Inc.	35,700	921
CBL & Associates Properties, Inc.	5,400	255
CBRE Realty Finance, Inc.	18,500	242
Developers Diversified Realty Corp.	45,400	2,976
Douglas Emmett, Inc.	6,800	188
Duke Realty LP	45,300	1,996
Education Realty Trust, Inc.	18,725	277
Equity Lifestyle Properties, Inc.	4,100	231
General Growth Properties, Inc.	33,600	2,131
Health Care Property Investors, Inc.	39,700	1,460
Highwoods Properties, Inc. (SBI)	6,400	283
HomeBanc Mortgage Corp., Georgia	76,100	212
Host Hotels & Resorts, Inc.	45,286	1,190
Kite Realty Group Trust	3,809	77
Pennsylvania (REIT) (SBI)	10,100	436
Potlatch Corp.	7,100	321
Public Storage, Inc.	6,200	628
Quadra Realty Trust, Inc.	26,900	373
Simon Property Group, Inc.	800	90
Sovran Self Storage, Inc.	6,300	367
Spirit Finance Corp.	17,300	224
Tanger Factory Outlet Centers, Inc.	5,200	209
United Dominion Realty Trust, Inc. (SBI)	87,476	2,856
Vornado Realty Trust	13,600	1,730
		23,044
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	5,500	183
Meruelo Maddux Properties, Inc.	40,900	392
Mitsubishi Estate Co. Ltd.	24,000	744
Mitsui Fudosan Co. Ltd.	34,000	934
		2,253
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	80,200	3,070
Fannie Mae	103,000	5,843
Freddie Mac	73,300	4,704
Hudson City Bancorp, Inc.	126,700	1,698
MGIC Investment Corp.	17,100	1,032
NetBank, Inc.	231,672	746
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NewAlliance Bancshares, Inc.	45,000	$ 711
Radian Group, Inc.	23,300	1,339
		19,143
TOTAL FINANCIALS		194,709
HEALTH CARE - 6.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	47,300	3,039
Biogen Idec, Inc. (a)	19,700	890
Cephalon, Inc. (a)	30,284	2,153
DUSA Pharmaceuticals, Inc. (a)	56,171	231
Genentech, Inc. (a)	10,500	886
Gilead Sciences, Inc. (a)	18,100	1,295
MannKind Corp. (a)	47,600	757
OSI Pharmaceuticals, Inc. (a)	35,900	1,242
PDL BioPharma, Inc. (a)	20,500	391
Vertex Pharmaceuticals, Inc. (a)	14,100	433
		11,317
Health Care Equipment & Supplies - 1.2%
Advanced Medical Optics, Inc. (a)	27,100	1,044
Alcon, Inc.	8,620	1,074
American Medical Systems Holdings, Inc. (a)	44,000	895
ArthroCare Corp. (a)	21,694	789
Aspect Medical Systems, Inc. (a)	52,400	846
Baxter International, Inc.	55,600	2,781
Beckman Coulter, Inc.	3,000	192
Becton, Dickinson & Co.	14,300	1,087
C.R. Bard, Inc.	22,700	1,811
Cooper Companies, Inc.	38,300	1,758
Hologic, Inc. (a)	15,854	873
Inverness Medical Innovations, Inc. (a)	37,100	1,566
Inverness Medical Innovations, Inc. (a)(l)	25,028	1,056
Respironics, Inc. (a)	24,500	1,004
Varian Medical Systems, Inc. (a)	8,200	377
		17,153
Health Care Providers & Services - 1.7%
Acibadem Saglik Hizmetleri AS	69,000	679
Brookdale Senior Living, Inc.	28,800	1,360
Cardinal Health, Inc.	18,700	1,311
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Caremark Rx, Inc.	21,400	$ 1,318
DaVita, Inc. (a)	16,100	878
Health Net, Inc. (a)	55,100	2,946
Henry Schein, Inc. (a)	6,800	355
Humana, Inc. (a)	13,686	819
McKesson Corp.	19,300	1,076
Medco Health Solutions, Inc. (a)	36,600	2,475
Omnicare, Inc.	35,300	1,466
Sierra Health Services, Inc. (a)	4,100	152
Sunrise Senior Living, Inc.	7,300	286
United Surgical Partners International, Inc. (a)	24,100	736
UnitedHealth Group, Inc.	141,160	7,369
		23,226
Health Care Technology - 0.3%
Cerner Corp. (a)	23,900	1,245
Eclipsys Corp. (a)	4,600	96
Emdeon Corp. (a)	103,800	1,551
IMS Health, Inc.	27,800	803
		3,695
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	28,336	729
Charles River Laboratories International, Inc. (a)	43,700	2,004
Illumina, Inc. (a)	15,337	515
Millipore Corp. (a)	1,100	79
Pharmaceutical Product Development, Inc.	29,400	935
		4,262
Pharmaceuticals - 1.9%
Adams Respiratory Therapeutics, Inc. (a)	48,818	1,773
Alpharma, Inc. Class A	40,000	1,054
Barr Pharmaceuticals, Inc. (a)	24,800	1,314
Endo Pharmaceuticals Holdings, Inc. (a)	31,800	992
Johnson & Johnson	98,100	6,185
Merck & Co., Inc.	172,900	7,635
MGI Pharma, Inc. (a)	56,300	1,195
Schering-Plough Corp.	41,700	979
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	50,700	$ 1,803
Wyeth	63,900	3,126
		26,056
TOTAL HEALTH CARE		85,709
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.2%
DRS Technologies, Inc.	25,900	1,372
DynCorp International, Inc. Class A	42,500	706
General Dynamics Corp.	41,100	3,143
Hexcel Corp. (a)	127,722	2,307
Honeywell International, Inc.	59,000	2,740
Orbital Sciences Corp. (a)	52,369	1,036
Raytheon Co.	30,700	1,644
Rockwell Collins, Inc.	17,900	1,172
Spirit AeroSystems Holdings, Inc. Class A	20,800	614
United Technologies Corp.	33,600	2,205
		16,939
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	522	27
EGL, Inc. (a)	11,294	398
FedEx Corp.	7,900	902
Forward Air Corp.	34,844	1,137
United Parcel Service, Inc. Class B	22,200	1,558
UTI Worldwide, Inc.	34,749	1,047
		5,069
Airlines - 0.3%
AirTran Holdings, Inc. (a)	180,400	1,880
Frontier Airlines Holdings, Inc. (a)(f)	165,000	1,107
TAM SA (PN) sponsored ADR (ltd. vtg.)	26,100	764
		3,751
Building Products - 0.1%
American Standard Companies, Inc.	5,500	291
Masco Corp.	45,100	1,346
		1,637
Commercial Services & Supplies - 0.9%
Allied Waste Industries, Inc.	151,100	1,937
CDI Corp.	17,119	456
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	26,100	$ 1,054
Clean Harbors, Inc. (a)	39,113	1,976
Covanta Holding Corp. (a)	59,900	1,362
Diamond Management & Technology Consultants, Inc.	42,197	637
Interface, Inc. Class A (a)	52,988	838
Kforce, Inc. (a)	50,117	682
The Brink's Co.	33,900	2,008
Waste Management, Inc.	36,700	1,250
		12,200
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	105,400	3,134
Fluor Corp.	71,000	5,997
Foster Wheeler Ltd. (a)	8,600	475
Granite Construction, Inc.	2,200	128
Hyundai Engineering & Construction Co. Ltd. (a)	13,969	762
Shaw Group, Inc. (a)	133,800	4,118
Washington Group International, Inc. (a)	25,981	1,523
		16,137
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR	40,100	671
Cooper Industries Ltd. Class A	7,800	716
		1,387
Industrial Conglomerates - 1.4%
General Electric Co.	369,000	12,885
McDermott International, Inc. (a)	35,550	1,714
Tyco International Ltd.	138,200	4,261
		18,860
Machinery - 0.5%
Albany International Corp. Class A	11,400	390
Bucyrus International, Inc. Class A	27,900	1,422
Danaher Corp.	11,500	824
Deere & Co.	17,900	1,941
Dover Corp.	15,400	736
Flowserve Corp. (a)	13,100	680
Gardner Denver, Inc. (a)	15,000	508
Joy Global, Inc.	4,100	182
Oshkosh Truck Co.	19,400	1,041
		7,724
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.2%
Alexander & Baldwin, Inc.	58,288	$ 2,881
American Commercial Lines, Inc. (a)	19,600	708
		3,589
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	35,700	2,827
Canadian National Railway Co.	9,900	433
Canadian Pacific Railway Ltd.	7,600	406
CSX Corp.	29,400	1,107
Laidlaw International, Inc.	93,300	3,189
Norfolk Southern Corp.	10,400	493
Universal Truckload Services, Inc. (a)	17,440	423
YRC Worldwide, Inc. (a)	5,500	239
		9,117
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	56,700	1,438
WESCO International, Inc. (a)	42,300	2,823
		4,261
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	27,100	1,125
TOTAL INDUSTRIALS		101,796
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.1%
Adtran, Inc.	35,600	820
Alcatel-Lucent SA sponsored ADR	96,979	1,244
Andrew Corp. (a)	71,000	754
Cisco Systems, Inc. (a)	16,200	420
Comverse Technology, Inc. (a)	8,200	180
Dycom Industries, Inc. (a)	136,800	3,420
Harris Corp.	52,900	2,596
Juniper Networks, Inc. (a)	20,400	386
MasTec, Inc. (a)	86,000	986
Motorola, Inc.	91,800	1,700
Nortel Networks Corp. (a)	23,530	705
Powerwave Technologies, Inc. (a)	35,200	187
QUALCOMM, Inc.	25,400	1,023
		14,421
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.4%
Electronics for Imaging, Inc. (a)	48,632	$ 1,110
Hewlett-Packard Co.	80,000	3,150
Intermec, Inc. (a)	43,800	981
International Business Machines Corp.	10,800	1,005
NCR Corp. (a)	49,900	2,305
QLogic Corp.	67,700	1,191
SanDisk Corp. (a)	27,800	1,012
Seagate Technology	270,164	7,267
Sun Microsystems, Inc. (a)	180,300	1,105
		19,126
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	55,700	1,767
Amphenol Corp. Class A	42,900	2,769
Avnet, Inc. (a)	64,900	2,373
Flextronics International Ltd. (a)	228,300	2,495
Ingram Micro, Inc. Class A (a)	73,100	1,420
Molex, Inc.	38,500	1,129
Murata Manufacturing Co. Ltd.	7,700	555
Solectron Corp. (a)	602,900	1,941
Tektronix, Inc.	42,700	1,222
		15,671
Internet Software & Services - 0.6%
aQuantive, Inc. (a)	13,200	334
Google, Inc. Class A (sub. vtg.) (a)	7,800	3,506
LoopNet, Inc.	53,336	894
ValueClick, Inc. (a)	27,500	729
VeriSign, Inc. (a)	59,300	1,500
Yahoo!, Inc. (a)	54,500	1,682
		8,645
IT Services - 0.5%
CACI International, Inc. Class A (a)	30,312	1,410
First Data Corp.	40,700	1,039
Paychex, Inc.	21,589	877
Satyam Computer Services Ltd. sponsored ADR	40,600	875
SI International, Inc. (a)	11,000	308
Syntel, Inc.	12,100	434
The Western Union Co.	36,900	800
Unisys Corp. (a)	177,728	1,509
		7,252
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Xerox Corp.	130,400	$ 2,252
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	67,600	1,018
Agere Systems, Inc. (a)	29,200	640
Altera Corp. (a)	24,100	509
AMIS Holdings, Inc. (a)	87,306	989
Analog Devices, Inc.	49,800	1,805
Applied Micro Circuits Corp. (a)	122,700	475
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	1
ASML Holding NV (NY Shares) (a)	74,100	1,821
Atmel Corp. (a)	167,900	930
ATMI, Inc. (a)	47,350	1,574
Axcelis Technologies, Inc. (a)	201,500	1,467
Credence Systems Corp. (a)	181,600	824
Cymer, Inc. (a)	23,000	956
Cypress Semiconductor Corp. (a)	115,000	2,185
DSP Group, Inc. (a)	33,500	690
Entegris, Inc. (a)	69,100	770
Fairchild Semiconductor International, Inc. (a)	130,400	2,440
Hittite Microwave Corp. (a)	25,964	1,089
Integrated Device Technology, Inc. (a)	129,800	2,105
Intel Corp.	59,300	1,177
Intersil Corp. Class A	104,300	2,759
Linear Technology Corp.	22,500	747
LTX Corp. (a)	158,800	988
Maxim Integrated Products, Inc.	59,300	1,942
Microchip Technology, Inc.	45,700	1,627
Microsemi Corp. (a)	46,800	948
National Semiconductor Corp.	126,500	3,241
PMC-Sierra, Inc. (a)	69,800	471
Renewable Energy Corp. AS	19,800	408
Rudolph Technologies, Inc. (a)	75,334	1,228
Samsung Electronics Co. Ltd.	3,410	2,053
Semitool, Inc. (a)	14,975	195
Spansion, Inc. Class A (a)	28,400	345
Teradyne, Inc. (a)	47,600	767
Xilinx, Inc.	42,900	1,099
		42,283
Software - 1.3%
Amdocs Ltd. (a)	15,700	543
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	26,569	$ 1,093
BEA Systems, Inc. (a)	39,000	465
Business Objects SA sponsored ADR (a)	29,900	1,079
Cadence Design Systems, Inc. (a)	19,100	381
Electronic Arts, Inc. (a)	2,700	136
Fair, Isaac & Co., Inc.	36,800	1,436
Hyperion Solutions Corp. (a)	31,050	1,330
Microsoft Corp.	147,700	4,161
Nintendo Co. Ltd.	13,400	3,543
Opsware, Inc. (a)	129,923	959
Quest Software, Inc. (a)	38,100	622
Symantec Corp. (a)	58,992	1,009
Take-Two Interactive Software, Inc. (a)	95,000	1,691
		18,448
TOTAL INFORMATION TECHNOLOGY		128,098
MATERIALS - 3.8%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	10,500	786
Arkema sponsored ADR (a)	18,300	907
Celanese Corp. Class A	103,900	2,969
Chemtura Corp.	212,300	2,437
Cytec Industries, Inc.	24,800	1,459
FMC Corp.	13,630	1,003
Israel Chemicals Ltd.	182,900	1,124
Monsanto Co.	49,800	2,624
The Mosaic Co.	130,100	3,310
Tokai Carbon Co. Ltd.	11,000	90
		16,709
Construction Materials - 0.0%
Texas Industries, Inc. (f)	2,306	183
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	61,600	1,464
Smurfit-Stone Container Corp.	104,717	1,292
		2,756
Metals & Mining - 2.3%
Alcoa, Inc.	114,900	3,839
Allegheny Technologies, Inc.	23,800	2,438
Aquarius Platinum Ltd. (Australia)	30,285	819
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Arcelor Mittal	13,800	$ 702
Carpenter Technology Corp.	15,666	1,857
Compass Minerals International, Inc.	31,878	1,041
Goldcorp, Inc.	63,800	1,712
IPSCO, Inc.	10,900	1,189
Meridian Gold, Inc. (a)	112,600	3,089
Reliance Steel & Aluminum Co.	44,100	2,014
Stillwater Mining Co. (a)	75,600	962
Sumitomo Metal Industries Ltd.	38,000	191
Teck Cominco Ltd. Class B (sub. vtg.)	17,900	1,262
Titanium Metals Corp.	286,157	9,987
		31,102
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	37,000	1,127
TOTAL MATERIALS		51,877
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	589,880	21,708
Cincinnati Bell, Inc.	12,251	56
Cogent Communications Group, Inc. (a)	29,300	661
Covad Communications Group, Inc. (a)	739,788	888
FairPoint Communications, Inc.	27,400	523
Telenor ASA sponsored ADR	22,400	1,251
Verizon Communications, Inc.	171,000	6,401
		31,488
Wireless Telecommunication Services - 0.5%
America Movil SA de CV Series L sponsored ADR	18,100	793
American Tower Corp. Class A (a)	48,180	1,866
Cellcom Israel Ltd.	9,200	169
Crown Castle International Corp. (a)	31,800	1,042
NII Holdings, Inc. (a)	22,100	1,566
Vivo Participacoes SA (PN) sponsored ADR	225,600	835
		6,271
TOTAL TELECOMMUNICATION SERVICES		37,759
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.5%
Electric Utilities - 0.8%
Ceske Energeticke Zavody AS	400	$ 16
DPL, Inc.	43,500	1,312
E.ON AG	9,800	1,282
Edison International	27,500	1,290
Entergy Corp.	29,500	2,912
FPL Group, Inc.	13,800	815
PPL Corp.	46,700	1,776
Reliant Energy, Inc. (a)	36,200	612
		10,015
Gas Utilities - 0.1%
AGL Resources, Inc.	3,800	155
Equitable Resources, Inc. (f)	27,200	1,161
		1,316
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	251,900	5,371
Constellation Energy Group, Inc.	15,300	1,204
Mirant Corp. (a)	35,500	1,323
NRG Energy, Inc.	24,700	1,636
TXU Corp.	106,200	7,025
		16,559
Multi-Utilities - 0.4%
CMS Energy Corp.	107,600	1,878
Integrys Energy Group, Inc.	4,700	262
PG&E Corp.	19,500	905
Public Service Enterprise Group, Inc.	36,000	2,696
		5,741
TOTAL UTILITIES		33,631
TOTAL COMMON STOCKS (Cost $737,102)		886,413
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	15,800	486
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	$ 3
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $466)		489
Corporate Bonds - 4.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co. 6% 7/2/08	$ 800	897
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
New River Pharmaceuticals, Inc. 3.5% 8/1/13 (g)	560	1,107
TOTAL CONVERTIBLE BONDS		2,004
Nonconvertible Bonds - 4.0%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (g)	30	32
9% 7/1/15	30	33
		65
Automobiles - 0.0%
General Motors Corp.:
8.25% 7/15/23	25	23
8.375% 7/15/33	55	51
		74
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	205
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	70	74
		279
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	310	320
MGM Mirage, Inc. 5.875% 2/27/14	280	262
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc. 9.625% 6/1/14	$ 35	$ 34
Trump Entertainment Resorts Holdings LP 8.5% 6/1/15	20	20
		636
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	30	30
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	581
Cablevision Systems Corp. 9.87% 4/1/09 (i)	245	259
CanWest Media, Inc. 8% 9/15/12	280	291
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	135	143
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)	370	387
Comcast Corp. 6.45% 3/15/37	665	696
Cox Communications, Inc. 6.45% 12/1/36 (g)	480	500
CSC Holdings, Inc. 7.625% 4/1/11	258	265
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	234
EchoStar Communications Corp. 7.125% 2/1/16	140	145
MediMedia USA, Inc. 11.375% 11/15/14 (g)	20	21
News America Holdings, Inc. 7.75% 12/1/45	510	609
News America, Inc. 6.2% 12/15/34	990	995
Nielsen Finance LLC/Co. 10% 8/1/14 (g)	180	196
PanAmSat Corp. 9% 6/15/16 (g)	160	175
Paxson Communications Corp.:
8.61% 1/15/12 (g)(i)	250	255
11.61% 1/15/13 (g)(i)	120	126
The Reader's Digest Association, Inc.:
6.5% 3/1/11	60	62
9% 2/15/17 (g)	60	60
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,200	1,516
Valassis Communications, Inc. 8.25% 3/1/15 (g)	90	90
		7,606
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	355	363
AutoNation, Inc. 7.36% 4/15/13 (i)	30	31
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GNC Parent Corp. 12.14% 12/1/11 pay-in-kind (g)(i)	$ 100	$ 103
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	50	53
Sally Holdings LLC:
9.25% 11/15/14 (g)	130	134
10.5% 11/15/16 (g)	150	155
Sonic Automotive, Inc. 8.625% 8/15/13	475	492
Toys 'R' US, Inc. 7.875% 4/15/13	280	259
United Auto Group, Inc. 7.75% 12/15/16 (g)	130	132
		1,722
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (g)(i)	40	41
TOTAL CONSUMER DISCRETIONARY		10,453
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc. 7.625% 8/1/12	35	37
Rite Aid Corp.:
6.875% 8/15/13	15	14
7.7% 2/15/27	55	47
		98
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	160	168
Swift & Co. 10.125% 10/1/09	60	62
		230
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16	85	92
TOTAL CONSUMER STAPLES		420
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17 (g)	30	30
Complete Production Services, Inc. 8% 12/15/16 (g)	90	92
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	90
		212
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.6%
Chaparral Energy, Inc. 8.875% 2/1/17 (g)	$ 50	$ 51
Chesapeake Energy Corp.:
6.5% 8/15/17	20	20
6.625% 1/15/16	5	5
7% 8/15/14	5	5
7.5% 6/15/14	220	229
Duke Capital LLC 6.75% 2/15/32	485	504
Duke Energy Field Services 6.45% 11/3/36 (g)	470	493
El Paso Corp.:
7.625% 9/1/08	210	216
7.75% 6/15/10	520	552
7.875% 6/15/12	245	264
Massey Energy Co. 6.875% 12/15/13	120	115
Nakilat, Inc. 6.067% 12/31/33 (g)	615	616
Nexen, Inc. 5.875% 3/10/35	355	345
Pemex Project Funding Master Trust:
5.75% 12/15/15	1,500	1,493
6.625% 6/15/35	600	621
Petrohawk Energy Corp. 9.125% 7/15/13	100	105
Plains All American Pipeline LP 6.65% 1/15/37 (g)	915	961
Pogo Producing Co.:
6.625% 3/15/15	50	49
7.875% 5/1/13	50	51
Range Resources Corp. 7.375% 7/15/13	40	41
Ras Laffan LNG III 6.332% 9/30/27 (g)	380	392
Tennessee Gas Pipeline Co.:
7% 10/15/28	50	55
8.375% 6/15/32	15	19
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	485
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (g)	80	84
		7,771
TOTAL ENERGY		7,983
FINANCIALS - 0.4%
Capital Markets - 0.0%
JPMorgan Chase Capital XX 6.55% 9/29/36	175	182
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.1%
HSBC Holdings PLC 6.5% 5/2/36	$ 1,000	$ 1,096
Consumer Finance - 0.1%
Ford Motor Credit Co.:
6.315% 3/21/07 (i)	65	65
7% 10/1/13	105	100
8% 12/15/16	100	99
9.75% 9/15/10 (g)	30	32
9.81% 4/15/12 (i)	70	75
9.875% 8/10/11	490	529
General Motors Acceptance Corp.:
6.75% 12/1/14	240	241
6.875% 9/15/11	95	96
6.875% 8/28/12	40	40
8% 11/1/31	115	128
GMAC LLC 6% 12/15/11	260	254
		1,659
Diversified Financial Services - 0.2%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	60	60
9% 6/1/16 (g)	70	74
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,025	1,986
Yankee Acquisition Corp. 8.5% 2/15/15 (g)	30	31
		2,151
Insurance - 0.0%
AMBAC Financial Group, Inc. 6.15% 2/15/37	400	398
Real Estate Investment Trusts - 0.0%
Host Hotels & Resorts LP 6.875% 11/1/14	240	242
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)	190	196
Ventas Realty LP:
6.5% 6/1/16	110	111
6.75% 4/1/17	60	61
		610
Real Estate Management & Development - 0.0%
Realogy Corp. 6.5% 10/15/16 (g)	40	42
TOTAL FINANCIALS		6,138
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (g)(i)	$ 40	$ 40
DaVita, Inc. 7.25% 3/15/15	205	207
HCA, Inc.:
6.5% 2/15/16	160	137
9.125% 11/15/14 (g)	80	85
9.25% 11/15/16 (g)	275	295
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	30	31
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)	50	56
Tenet Healthcare Corp. 9.875% 7/1/14	190	193
		1,044
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	280	280
Bombardier, Inc.:
6.3% 5/1/14 (g)	780	747
8% 11/15/14 (g)	530	554
Esterline Technologies Corp. 6.625% 3/1/17 (g)	140	140
Transdigm, Inc. 7.75% 7/15/14 (g)	30	31
		1,752
Airlines - 0.1%
AMR Corp. 9% 8/1/12	120	127
Delta Air Lines, Inc. 8.3% 12/15/29 (e)	555	330
Delta Air Lines, Inc. pass thru trust certificates 10.06% 1/2/16 (e)	130	130
		587
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11	40	41
Allied Waste North America, Inc.:
7.125% 5/15/16	90	91
8.5% 12/1/08	398	418
Aramark Corp.:
8.5% 2/1/15 (g)	40	42
8.86% 2/1/15 (g)(i)	30	31
Cenveo Corp. 7.875% 12/1/13	420	408
Corrections Corp. of America 6.75% 1/31/14	40	41
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (g)	$ 60	$ 62
IKON Office Solutions, Inc. 7.75% 9/15/15	30	32
PGS Solutions, Inc. 9.625% 2/15/15 (g)	30	30
Rental Service Corp. 9.5% 12/1/14 (g)	70	75
		1,271
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (g)	630	656
Machinery - 0.0%
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16 (g)	20	21
9.5% 8/1/14 (g)	30	32
		53
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)	90	92
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (g)	30	31
7.86% 5/15/14 (g)(i)	20	20
Hertz Corp.:
8.875% 1/1/14	130	140
10.5% 1/1/16	60	68
		259
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (g)	70	76
H&E Equipment Services, Inc. 8.375% 7/15/16	40	43
Penhall International Corp. 12% 8/1/14 (g)	60	65
		184
TOTAL INDUSTRIALS		4,854
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	425	420
Nortel Networks Corp.:
9.61% 7/15/11 (g)(i)	80	85
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.: - continued
10.125% 7/15/13 (g)	$ 70	$ 77
10.75% 7/15/16 (g)	90	100
		682
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16	90	90
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	70	67
Solectron Global Finance Ltd. 8% 3/15/16	30	30
		97
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	25	24
SunGard Data Systems, Inc.:
9.125% 8/15/13	190	202
9.9% 8/15/13 (i)	110	115
		341
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	310	317
Xerox Corp. 7.125% 6/15/10	215	224
		541
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	90	92
Avago Technologies Finance Ltd. 10.125% 12/1/13	140	148
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)	100	102
9.125% 12/15/14 pay-in-kind (g)	150	152
9.25% 12/15/14 (g)(i)	150	153
10.125% 12/15/16 (g)	140	143
		790
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	30	29
Open Solutions, Inc. 9.75% 2/1/15 (g)	280	289
Serena Software, Inc. 10.375% 3/15/16	70	76
		394
TOTAL INFORMATION TECHNOLOGY		2,935
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.2%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	$ 332	$ 365
Lyondell Chemical Co. 8.25% 9/15/16	50	54
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)	220	232
10.125% 12/1/14 pay-in-kind (g)	100	105
Phibro Animal Health Corp. 10% 8/1/13 (g)	60	64
		820
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	240	247
8.75% 11/15/12	200	211
		458
Metals & Mining - 0.1%
FMG Finance Property Ltd.:
10% 9/1/13 (g)	70	75
10.625% 9/1/16 (g)	100	113
Newmont Mining Corp. 5.875% 4/1/35	295	284
Novelis, Inc. 7.25% 2/15/15	80	83
PNA Group, Inc. 10.75% 9/1/16 (g)	35	38
Tube City IMS Corp. 9.75% 2/1/15 (g)	20	21
Vale Overseas Ltd. 6.25% 1/23/17	485	499
		1,113
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (g)	60	60
7.125% 1/15/17 (g)	70	70
9.5% 12/1/11	420	467
		597
TOTAL MATERIALS		2,988
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 6.8% 5/15/36	1,200	1,315
British Telecommunications PLC 8.875% 12/15/30	1,250	1,757
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (g)(i)	110	112
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Ltd.:
6.5% 11/1/13	$ 90	$ 82
9.25% 6/15/16 (g)	310	342
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)	70	70
9.1475% 2/15/15 (g)(i)	70	71
9.25% 11/1/14 (g)	260	267
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	75	80
Qwest Corp.:
8.61% 6/15/13 (i)	710	776
8.875% 3/15/12	205	227
SBC Communications, Inc.:
6.15% 9/15/34	750	764
6.45% 6/15/34	415	436
Sprint Capital Corp.:
6.875% 11/15/28	850	867
8.75% 3/15/32	535	653
Telecom Italia Capital SA:
6.375% 11/15/33	1,300	1,270
7.2% 7/18/36	330	355
Telefonica Emisiones SAU 7.045% 6/20/36	340	377
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,183
Wind Acquisition Finance SA 10.75% 12/1/15 (g)	60	69
Windstream Corp.:
7% 3/15/19 (g)	100	101
8.125% 8/1/13	55	60
8.625% 8/1/16	110	121
		11,355
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 6.375% 3/1/35	1,130	1,138
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	65	70
Centennial Communications Corp. 10% 1/1/13	30	32
Cricket Communications, Inc. 9.375% 11/1/14 (g)	250	263
Digicel Group Ltd. 8.875% 1/15/15 (g)	100	98
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	40	38
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.:
6.375% 3/1/14	$ 395	$ 406
8.485% 12/15/10 (i)	220	224
		2,269
TOTAL TELECOMMUNICATION SERVICES		13,624
UTILITIES - 0.3%
Electric Utilities - 0.1%
Commonwealth Edison Co. 5.4% 12/15/11	291	291
Mirant Americas Generation LLC 8.3% 5/1/11	85	87
Nevada Power Co. 6.5% 5/15/18	165	171
		549
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 8.375% 5/1/16	40	43
NiSource Finance Corp. 5.45% 9/15/20	385	368
		411
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (g)	325	347
9.5% 6/1/09	452	482
Mirant North America LLC 7.375% 12/31/13	50	51
NRG Energy, Inc.:
7.25% 2/1/14	210	214
7.375% 2/1/16	285	291
7.375% 1/15/17	275	279
		1,664
Multi-Utilities - 0.1%
CMS Energy Corp.:
8.5% 4/15/11	400	438
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp.: - continued
8.9% 7/15/08	$ 560	$ 580
MidAmerican Energy Holdings, Co. 6.125% 4/1/36	660	682
		1,700
TOTAL UTILITIES		4,324
TOTAL NONCONVERTIBLE BONDS		54,763
TOTAL CORPORATE BONDS (Cost $54,071)		56,767
U.S. Government and Government Agency Obligations - 9.2%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
3.25% 2/15/09	1,684	1,634
4.25% 5/15/09	7,840	7,747
5% 2/16/12	2,000	2,015
6.625% 9/15/09	6,110	6,369
Freddie Mac:
4% 6/12/13	2,342	2,226
5.25% 7/18/11	212	216
5.75% 1/15/12	2,024	2,104
6.625% 9/15/09	2,160	2,251
Tennessee Valley Authority 5.375% 4/1/56	405	416
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,978
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	5,326	5,124
2% 1/15/14	19,118	18,900
2.375% 4/15/11	2,539	2,563
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		26,587
U.S. Treasury Obligations - 5.4%
U.S. Treasury Bonds 6.25% 5/15/30	8,480	10,263
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
4.5% 9/30/11	$ 13,815	$ 13,803
4.5% 11/30/11	25,000	24,966
4.75% 1/31/12 (f)(h)	19,516	19,716
4.75% 5/15/14	5,600	5,673
TOTAL U.S. TREASURY OBLIGATIONS		74,421
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $125,740)		125,986
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.2%
4.5% 3/1/22 (h)	581	562
4.5% 3/1/22 (h)	720	697
5% 3/1/22 (h)	4,000	3,945
5% 3/1/22 (h)	382	376
6% 3/1/37 (h)	10,000	10,082
TOTAL FANNIE MAE		15,662
Freddie Mac - 0.4%
6% 3/1/37 (h)	6,000	6,052
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,665)		21,714
Asset-Backed Securities - 0.4%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (i)	189	190
Class M2, 6.42% 2/25/34 (i)	225	227
Series 2005-SD1 Class A1, 5.72% 11/25/50 (i)	73	73
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (i)	39	39
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.87% 4/25/34 (i)	523	525
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (g)	70	70
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust Series 2006-SN1A: - continued
Class C, 5.77% 5/20/10 (g)	$ 65	$ 66
Class D, 6.15% 4/20/11 (g)	115	117
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	99
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (i)	640	642
Series 2004-3 Class M1, 5.82% 6/25/34 (i)	125	126
Series 2004-4:
Class A, 5.69% 8/25/34 (i)	38	38
Class M2, 5.85% 6/25/34 (i)	400	401
Series 2005-1:
Class MV1, 5.72% 7/25/35 (i)	270	271
Class MV2, 5.76% 7/25/35 (i)	320	321
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (i)	25	25
Class M4, 6.22% 3/25/34 (i)	25	25
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.87% 1/25/34 (i)	425	425
Series 2005-A:
Class M2, 5.78% 1/25/35 (i)	200	201
Class M3, 5.81% 1/25/35 (i)	100	101
Class M4, 6% 1/25/35 (i)	75	75
GSAMP Trust Series 2004-FM2 Class M1, 5.82% 1/25/34 (i)	250	250
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (i)	116	117
Class M2, 5.81% 1/20/35 (i)	86	86
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (i)	189	190
Class M2, 5.87% 7/25/34 (i)	25	25
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.895% 11/25/32 (i)	220	220
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.68% 2/25/34 (i)	32	33
TOTAL ASSET-BACKED SECURITIES (Cost $4,963)		4,978
Collateralized Mortgage Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.4%
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (i)	$ 433	$ 433
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.65% 5/25/35 (i)	155	155
Series 2005-2 Class 6A2, 5.6% 6/25/35 (i)	66	66
Series 2005-3 Class 8A2, 5.56% 7/25/35 (i)	471	472
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (i)	29	29
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.96% 12/20/54 (g)(i)	400	400
Impac CMB Trust floater Series 2005-1:
Class M1, 5.78% 4/25/35 (i)	127	127
Class M2, 5.82% 4/25/35 (i)	228	228
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (g)(i)	314	315
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 5.5988% 7/25/30 (i)	238	238
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (i)	334	335
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 5.6406% 2/20/35 (i)	238	239
Series 2005-2 Class A2, 5.6406% 3/20/35 (i)	274	275
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (i)	822	825
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.59% 10/25/35 (i)	721	720
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1089% 6/25/35 (i)	127	126
Series 2005-AR12 Class 2A6, 4.3195% 7/25/35 (i)	179	177
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,153)		5,160
Commercial Mortgage Securities - 0.2%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (g)(i)	218	218
Class B, 6.28% 7/14/11 (g)(i)	109	109
Class C, 6.43% 7/14/11 (g)(i)	218	218
Class D, 7.061% 7/14/11 (g)(i)	127	127
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (g)(i)	$ 382	$ 383
Class B, 7.22% 4/25/34 (g)(i)	55	55
Class M1, 5.88% 4/25/34 (g)(i)	55	55
Class M2, 6.52% 4/25/34 (g)(i)	55	55
Series 2004-3:
Class A1, 5.69% 1/25/35 (g)(i)	410	411
Class A2, 5.74% 1/25/35 (g)(i)	68	69
Class M1, 5.82% 1/25/35 (g)(i)	68	69
Class M2, 6.32% 1/25/35 (g)(i)	34	34
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.2173% 8/1/24 (g)(i)	220	198
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (g)(i)	51	52
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.8775% 1/15/37 (g)(i)(k)	6,907	173
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	378	491
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,582)		2,717
Fixed-Income Funds - 20.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	213,158	21,256
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	273,488	27,434
Fidelity Corporate Bond 1-10 Year Central Fund (j)	634,537	64,234
Fidelity Mortgage Backed Securities Central Fund (j)	1,079,963	107,996
Fidelity Ultra-Short Central Fund (j)	572,916	56,908
TOTAL FIXED-INCOME FUNDS (Cost $277,223)		277,828
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 5.35% (b)	11,267,616	11,268
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(d)	1,524,698	1,525
TOTAL MONEY MARKET FUNDS (Cost $12,793)		12,793
Cash Equivalents - 0.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 33	$ 33
5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (c)	10,352	10,350
TOTAL CASH EQUIVALENTS (Cost $10,383)		10,383
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,252,141)		1,405,228
NET OTHER ASSETS - (2.4)%		(32,749)
NET ASSETS - 100%		$ 1,372,479
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	$ 140	(9)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	200	(15)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 110	$ (4)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	121	(3)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	67	(1)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	(45)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	305	(23)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	200	(9)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 200	$ (9)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	200	(22)
TOTAL CREDIT DEFAULT SWAPS		1,963	(140)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	(26)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	(26)
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	106
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	10,500	253
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	5,000	134
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	$ 10,000	$ 166
Receive semi-annually a fixed rate equal to 5.473% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2011	14,000	459
TOTAL INTEREST RATE SWAPS		47,500	1,066
		$ 49,463	$ 926
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Issuer is in default.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,257,000 or 1.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,056,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	2/8/06	$ 611
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$33,000 due 3/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 8
Banc of America Securities LLC	3
HSBC Securities (USA), Inc.	4
Merrill Lynch Government Securities, Inc.	10
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8
$ 33
$10,350,000 due 3/01/07 at 5.34%
Banc of America Securities LLC	$ 10,350
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 467
Fidelity 2-5 Year Duration Securitized Bond Central Fund	425
Fidelity Cash Central Fund	679
Fidelity Corporate Bond 1-10 Year Central Fund	1,104
Fidelity Mortgage Backed Securities Central Fund	1,498
Fidelity Securities Lending Cash Central Fund	51
Fidelity Ultra-Short Central Fund	1,567
Total	$ 5,791

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 21,310*	$ -	$ 21,256	0.9%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	27,328*	-	27,434	0.8%
Fidelity Corporate Bond 1-10 Year Central Fund	-	73,397*	9,994	64,234	0.9%
Fidelity Mortgage Backed Securities Central Fund	-	132,993*	24,955	107,996	1.4%
Fidelity Ultra-Short Central Fund	52,005	4,999	-	56,908	0.4%
Total	$ 52,005	$ 260,027	$ 34,949	$ 277,828
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.9%
AAA,AA,A	9.1%
BBB	5.1%
BB	0.5%
B	0.8%
CCC,CC,C	0.1%
Not Rated	0.5%
Equities	64.6%
Short-Term Investments and Net Other Assets	(1.6)%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.5%
Canada	1.4%
United Kingdom	1.3%
Cayman Islands	1.1%
Bermuda	1.0%
Japan	1.0%
Others (individually less than 1%)	4.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,624 and repurchase agreements of $10,383) - See accompanying schedule: Unaffiliated issuers (cost $962,125)	$ 1,114,607
Fidelity Central Funds (cost $290,016)	290,621
Total Investments (cost $1,252,141)		$ 1,405,228
Cash		25
Foreign currency held at value (cost $70)		70
Receivable for investments sold		21,773
Receivable for fund shares sold		1,554
Dividends receivable		1,027
Interest receivable		2,377
Distributions receivable from Fidelity Central Funds		1,248
Swap agreements, at value		926
Prepaid expenses		5
Other receivables		71
Total assets		1,434,304

Liabilities
Payable for investments purchased Regular delivery	$ 13,920
Delayed delivery	31,302
Payable for fund shares redeemed	3,179
Payable for swap agreements	43
Accrued management fee	476
Distribution fees payable	583
Other affiliated payables	365
Other payables and accrued expenses	82
Collateral on securities loaned, at value	11,875
Total liabilities		61,825

Net Assets		$ 1,372,479
Net Assets consist of:
Paid in capital		$ 1,188,833
Undistributed net investment income		2,118
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,508
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		154,020
Net Assets		$ 1,372,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($235,687 ÷ 14,082.5 shares)	$ 16.74

Maximum offering price per share (100/94.25 of $16.74)	$ 17.76
Class T: Net Asset Value and redemption price per share ($963,778 ÷ 57,215.1 shares)	$ 16.84

Maximum offering price per share (100/96.50 of $16.84)	$ 17.45
Class B: Net Asset Value and offering price per share ($72,201 ÷ 4,327.9 shares)A	$ 16.68

Class C: Net Asset Value and offering price per share ($77,785 ÷ 4,665.4 shares)A	$ 16.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,028 ÷ 1,358.4 shares)	$ 16.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Dividends		$ 7,229
Interest		6,689
Income from Fidelity Central Funds		5,791
Total income		19,709

Expenses
Management fee	$ 2,806
Transfer agent fees	1,606
Distribution fees	3,446
Accounting and security lending fees	287
Custodian fees and expenses	110
Independent trustees' compensation	3
Registration fees	67
Audit	46
Legal	17
Interest	10
Miscellaneous	5
Total expenses before reductions	8,403
Expense reductions	(56)	8,347
Net investment income (loss)		11,362
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12)	41,680
Fidelity Central Funds	(162)
Foreign currency transactions	(12)
Swap agreements	396
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		41,910
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $8)	54,866
Fidelity Central Funds	917
Assets and liabilities in foreign currencies	(12)
Swap agreements	(127)
Total change in net unrealized appreciation (depreciation)		55,644
Net gain (loss)		97,554
Net increase (decrease) in net assets resulting from operations		$ 108,916

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Nine months ended August 31, 2006*	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,362	$ 14,739	$ 26,726
Net realized gain (loss)	41,910	64,995	115,646
Change in net unrealized appreciation (depreciation)	55,644	7,833	(64,644)
Net increase (decrease) in net assets resulting from operations	108,916	87,567	77,728
Distributions to shareholders from net investment income	(13,485)	(14,851)	(32,682)
Distributions to shareholders from net realized gain	(67,458)	(83,247)	-
Total distributions	(80,943)	(98,098)	(32,682)
Share transactions - net increase (decrease)	18,990	(62,728)	(301,293)
Total increase (decrease) in net assets	46,963	(73,259)	(256,247)

Net Assets
Beginning of period	1,325,516	1,398,775	1,655,022
End of period (including undistributed net investment income of $2,118, $4,241, and $4,643, respectively)	$ 1,372,479	$ 1,325,516	$ 1,398,775
* The Fund changed its fiscal year end from November 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 I	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41	$ 16.55
Income from Investment Operations
Net investment income (loss) E	.16	.21	.33	.37 H	.34	.38	.43
Net realized and unrealized gain (loss)	1.22	.84	.58	.59	1.33	(1.30)	(.62)
Total from investment operations	1.38	1.05	.91	.96	1.67	(.92)	(.19)
Distributions from net investment income	(.19)	(.22)	(.39)	(.36)	(.34)	(.38)	(.49)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-	(.46)
Total distributions	(1.04)	(1.21) M	(.39)	(.36)	(.34)	(.38)	(.95)
Net asset value, end of period	$ 16.74	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41
Total Return B, C, D	8.55%	6.66%	5.77%	6.28%	12.04%	(6.04)%	(1.18)%
Ratios to Average Net Assets F, J
Expenses before reductions	.99% A	.99% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of fee waivers, if any	.99% A	.99% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of all reductions	.98% A	.98% A	.96%	.97%	.95%	.94%	.93%
Net investment income (loss)	1.92% A	1.70% A	2.05%	2.35%	2.33%	2.65%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 236	$ 208	$ 169	$ 149	$ 131	$ 120	$ 105
Portfolio turnover rate G	85% A, K	59% A	145%	68%	96%	106%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended November 30. M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 I	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47	$ 16.58
Income from Investment Operations
Net investment income (loss) E	.14	.18	.29	.33 H	.30	.35	.39
Net realized and unrealized gain (loss)	1.22	.86	.58	.60	1.33	(1.31)	(.61)
Total from investment operations	1.36	1.04	.87	.93	1.63	(.96)	(.22)
Distributions from net investment income	(.17)	(.18)	(.35)	(.31)	(.30)	(.34)	(.43)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-	(.46)
Total distributions	(1.02)	(1.18)	(.35)	(.31)	(.30)	(.34)	(.89)
Net asset value, end of period	$ 16.84	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47
Total Return B, C, D	8.35%	6.53%	5.47%	6.05%	11.68%	(6.27)%	(1.37)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.22% A	1.22% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of fee waivers, if any	1.22% A	1.22% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of all reductions	1.21% A	1.21% A	1.21%	1.23%	1.21%	1.20%	1.19%
Net investment income (loss)	1.69% A	1.47% A	1.81%	2.08%	2.06%	2.38%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 964	$ 949	$ 1,038	$ 1,278	$ 1,350	$ 1,319	$ 1,681
Portfolio turnover rate G	85% A, K	59% A	145%	68%	96%	106%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 I	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.09	.10	.19	.24 H	.22	.26	.30
Net realized and unrealized gain (loss)	1.21	.85	.59	.59	1.32	(1.30)	(.60)
Total from investment operations	1.30	.95	.78	.83	1.54	(1.04)	(.30)
Distributions from net investment income	(.12)	(.11)	(.26)	(.23)	(.22)	(.26)	(.35)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-	(.46)
Total distributions	(.97)	(1.10) M	(.26)	(.23)	(.22)	(.26)	(.81)
Net asset value, end of period	$ 16.68	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36
Total Return B, C, D	8.01%	6.03%	4.92%	5.43%	11.08%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.84% A	1.85%	1.84%	1.79%	1.79%	1.75%
Expenses net of fee waivers, if any	1.82% A	1.84% A	1.83%	1.80%	1.79%	1.79%	1.75%
Expenses net of all reductions	1.82% A	1.83% A	1.80%	1.80%	1.78%	1.77%	1.74%
Net investment income (loss)	1.08% A	.85% A	1.21%	1.52%	1.49%	1.82%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$ 72	$ 79	$ 99	$ 122	$ 128	$ 107	$ 121
Portfolio turnover rate G	85% A, K	59% A	145%	68%	96%	106%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended November 30. M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 I	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.10	.11	.20	.24 H	.22	.26	.31
Net realized and unrealized gain (loss)	1.21	.84	.58	.60	1.32	(1.30)	(.61)
Total from investment operations	1.31	.95	.78	.84	1.54	(1.04)	(.30)
Distributions from net investment income	(.13)	(.12)	(.26)	(.23)	(.22)	(.26)	(.36)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-	(.46)
Total distributions	(.98)	(1.11) M	(.26)	(.23)	(.22)	(.26)	(.82)
Net asset value, end of period	$ 16.67	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35
Total Return B, C, D	8.08%	6.04%	4.94%	5.50%	11.09%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.77% A	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of fee waivers, if any	1.77% A	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of all reductions	1.76% A	1.77% A	1.77%	1.80%	1.77%	1.76%	1.71%
Net investment income (loss)	1.14% A	.91% A	1.24%	1.52%	1.51%	1.83%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 73	$ 73	$ 79	$ 77	$ 61	$ 61
Portfolio turnover rate G	85% A, K	59% A	145%	68%	96%	106%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended November 30. M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55	$ 16.69
Income from Investment Operations
Net investment income (loss) D	.19	.25	.37	.41 G	.38	.43	.48
Net realized and unrealized gain (loss)	1.23	.85	.59	.60	1.34	(1.31)	(.63)
Total from investment operations	1.42	1.10	.96	1.01	1.72	(.88)	(.15)
Distributions from net investment income	(.22)	(.24)	(.43)	(.39)	(.38)	(.42)	(.53)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-	(.46)
Total distributions	(1.07)	(1.24)	(.43)	(.39)	(.38)	(.42)	(.99)
Net asset value, end of period	$ 16.95	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55
Total Return B, C	8.68%	6.89%	6.04%	6.55%	12.31%	(5.73)%	(.92)%
Ratios to Average Net Assets E, I
Expenses before reductions	.68% A	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of fee waivers, if any	.68% A	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of all reductions	.67% A	.67% A	.71%	.73%	.68%	.67%	.65%
Net investment income (loss)	2.23% A	2.00% A	2.30%	2.59%	2.59%	2.92%	3.04%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 17	$ 20	$ 28	$ 39	$ 55	$ 53
Portfolio turnover rate F	85% A, J	59% A	145%	68%	96%	106%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Investments Money Management, Inc. (FIMM) an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 170,756
Unrealized depreciation	(19,075)
Net unrealized appreciation (depreciation)	$ 151,681
Cost for federal income tax purposes	$ 1,253,547

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities and in-kind transactions, aggregated $355,102 and $433,273, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..26% during the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 282	$ 23
Class T	.25%	.25%	2,407	41
Class B	.75%	.25%	377	284
Class C	.75%	.25%	380	47
			$ 3,446	$ 395

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34
Class T	22
Class B*	62
Class C*	4
$ 122

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 280.25
Class T	1,079.22
Class B	125.33
Class C	104.28
Institutional Class	18.19
	$ 1,606

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 18,826	$ 50	188
2-5 Year Duration Securitized Bond Central Fund	22,783	262	228
Corporate Bond 1-10 Year Central Fund	73,397	302	734
Mortgage Backed Securities Central Fund	124,988	(931)	1,250
Total	$ 239,994	$ (317)	2,400

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component interest income, amounted to $8. Net income from Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $51.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,540. The weighted average interest rate was 5.63%. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 7
Class T	15
Class C	1
$ 23

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Other - continued

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 2,535	$ 2,466	$ 3,700
Class T	9,642	11,002	25,229
Class B	515	596	1,821
Class C	557	518	1,227
Institutional Class	236	269	705
Total	$13,485	$ 14,851	$ 32,682
From net realized gain
Class A	$ 11,423	$ 10,511	$ -
Class T	47,586	61,337	-
Class B	3,708	5,903	-
Class C	3,782	4,389	-
Institutional Class	959	1,107	-
Total	$67,458	$ 83,247	$ -

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
Class A
Shares sold	2,465	4,084	3,989
Reinvestment of distributions	819	785	225
Shares redeemed	(1,889)	(2,417)	(3,240)
Net increase (decrease)	1,395	2,452	974
Class T
Shares sold	3,697	5,295	7,996
Reinvestment of distributions	3,309	4,349	1,498
Shares redeemed	(7,289)	(14,479)	(26,422)
Net increase (decrease)	(283)	(4,835)	(16,928)
Class B
Shares sold	290	578	879
Reinvestment of distributions	233	370	101
Shares redeemed	(1,036)	(2,110)	(2,612)
Net increase (decrease)	(513)	(1,162)	(1,632)

Semiannual Report

13. Share Transactions - continued

	Shares
	Six months ended February 28, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
Class C
Shares sold	516	714	886
Reinvestment of distributions	229	268	66
Shares redeemed	(533)	(936)	(1,496)
Net increase (decrease)	212	46	(544)
Institutional Class
Shares sold	387	146	188
Reinvestment of distributions	68	83	43
Shares redeemed	(107)	(416)	(739)
Net increase (decrease)	348	(187)	(508)
	Dollars
	Six months ended February 28, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
Class A
Shares sold	$ 41,216	$ 66,483	$ 64,029
Reinvestment of distributions	13,519	12,486	3,584
Shares redeemed	(31,430)	(39,308)	(52,178)
Net increase (decrease)	$ 23,305	$ 39,661	$ 15,435
Class T
Shares sold	$ 62,365	$ 86,446	$ 129,078
Reinvestment of distributions	55,037	69,521	24,043
Shares redeemed	(122,445)	(236,880)	(426,783)
Net increase (decrease)	$ (5,043)	$ (80,913)	$ (273,662)
Class B
Shares sold	$ 4,828	$ 9,358	$ 14,068
Reinvestment of distributions	3,850	5,858	1,604
Shares redeemed	(17,261)	(34,175)	(41,805)
Net increase (decrease)	$ (8,583)	$ (18,959)	$ (26,133)
Class C
Shares sold	$ 8,582	$ 11,515	$ 14,193
Reinvestment of distributions	3,767	4,247	1,049
Shares redeemed	(8,876)	(15,139)	(23,936)
Net increase (decrease)	$ 3,473	$ 623	$ (8,694)
Institutional Class
Shares sold	$ 6,534	$ 2,416	$ 3,044
Reinvestment of distributions	1,139	1,331	689
Shares redeemed	(1,835)	(6,887)	(11,972)
Net increase (decrease)	$ 5,838	$ (3,140)	$ (8,239)

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-USAN-0407
1.786777.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Balanced Fund -

Institutional Class

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at advisor.fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,085.50	$ 5.12
Hypothetical A	$ 1,000.00	$ 1,019.89	$ 4.96
Class T
Actual	$ 1,000.00	$ 1,083.50	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,018.74	$ 6.11
Class B
Actual	$ 1,000.00	$ 1,080.10	$ 9.39
Hypothetical A	$ 1,000.00	$ 1,015.77	$ 9.10
Class C
Actual	$ 1,000.00	$ 1,080.80	$ 9.13
Hypothetical A	$ 1,000.00	$ 1,016.02	$ 8.85
Institutional Class
Actual	$ 1,000.00	$ 1,086.80	$ 3.52
Hypothetical A	$ 1,000.00	$ 1,021.42	$ 3.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.99%
Class T	1.22%
Class B	1.82%
Class C	1.77%
Institutional Class	.68%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of each Fidelity Central Fund.
Top Five Stocks as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	1.7	1.9
AT&T, Inc.	1.6	0.8
Valero Energy Corp.	1.2	0.9
Bank of America Corp.	1.0	1.1
Altria Group, Inc.	1.0	1.1
	6.5
Top Five Bond Issuers as of February 28, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.3	10.8
U.S. Treasury Obligations	7.6	3.1
Freddie Mac	3.2	2.4
Government National Mortgage Association	0.5	0.3
Bayview Commercial Asset Trust	0.2	0.0
	20.8
Top Five Market Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	16.7
Information Technology	9.6	9.8
Energy	9.2	8.4
Industrials	8.0	8.7
Consumer Discretionary	7.4	6.8
Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Stocks 64.6%		Stocks 64.7%
	Bonds 41.5%		Bonds 38.2%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (dagger) (6.2)%		Short-Term Investments and Net Other Assets (dagger) (3.1)%
* Foreign investments	10.5%	** Foreign investments	11.0%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of future contracts and swap contracts, if applicable. For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.1%
Gentex Corp.	55,000	$ 919
Automobiles - 0.1%
Coachmen Industries, Inc.	45,600	493
Renault SA	7,300	868
Winnebago Industries, Inc.	19,258	626
		1,987
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	27,044	1,279
Career Education Corp. (a)	54,600	1,615
Carriage Services, Inc. Class A	56,600	397
Service Corp. International	119,200	1,398
Stewart Enterprises, Inc. Class A	10,802	85
		4,774
Hotels, Restaurants & Leisure - 0.9%
Aristocrat Leisure Ltd.	39,500	523
Carnival Corp. unit	10,800	501
Gaylord Entertainment Co. (a)	15,600	842
Greek Organization of Football Prognostics SA	22,400	791
McDonald's Corp.	102,100	4,464
OSI Restaurant Partners, Inc.	25,700	1,028
Royal Caribbean Cruises Ltd.	22,000	892
Six Flags, Inc.	13,800	85
Starbucks Corp. (a)	13,042	403
Vail Resorts, Inc. (a)	18,700	972
WMS Industries, Inc. (a)	40,000	1,497
Yum! Brands, Inc.	14,400	834
		12,832
Household Durables - 0.8%
Black & Decker Corp.	5,700	480
Champion Enterprises, Inc. (a)	32,800	260
Cyrela Brazil Realty SA	81,200	752
D.R. Horton, Inc.	19,400	492
Fortune Brands, Inc.	1,400	113
Furniture Brands International, Inc.	33,100	531
La-Z-Boy, Inc. (f)	58,700	808
Leggett & Platt, Inc.	45,900	1,093
Sealy Corp., Inc.	20,200	348
Snap-On, Inc.	9,600	481
Sony Corp. sponsored ADR	24,500	1,269
Standard Pacific Corp.	24,100	615
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	19,400	$ 1,078
Whirlpool Corp.	23,400	2,064
		10,384
Leisure Equipment & Products - 0.2%
Brunswick Corp.	3,800	124
Callaway Golf Co.	14,400	217
Eastman Kodak Co.	42,000	1,003
MarineMax, Inc. (a)	38,200	871
		2,215
Media - 1.9%
Clear Channel Outdoor Holding, Inc. Class A (a)	43,300	1,200
Comcast Corp. Class A (special) (non-vtg.) (a)	44,100	1,122
DreamWorks Animation SKG, Inc. Class A (a)	35,900	962
EchoStar Communications Corp. Class A (a)	27,113	1,101
Getty Images, Inc. (a)	21,100	1,107
Lamar Advertising Co. Class A	24,100	1,544
Liberty Global, Inc. Class A (a)	31,500	907
Live Nation, Inc. (a)	177,787	4,114
McGraw-Hill Companies, Inc.	16,500	1,066
Naspers Ltd. Class N sponsored ADR	27,700	653
News Corp. Class A	16,600	374
Omnicom Group, Inc.	8,000	829
R.H. Donnelley Corp.	13,500	966
Radio One, Inc. Class D (non-vtg.) (a)	35,300	249
Regal Entertainment Group Class A	24,500	524
Salem Communications Corp. Class A	2,900	35
Time Warner, Inc.	332,400	6,764
Valassis Communications, Inc. (a)	46,700	777
Virgin Media, Inc.	60,686	1,591
		25,885
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	66,200	1,918
Federated Department Stores, Inc.	44,000	1,965
Fred's, Inc. Class A	58,300	798
JCPenney Co., Inc.	14,800	1,200
Retail Ventures, Inc. (a)	12,200	248
Sears Holdings Corp. (a)	10,100	1,821
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	15,300	$ 941
Tuesday Morning Corp.	54,614	860
		9,751
Specialty Retail - 1.1%
AnnTaylor Stores Corp. (a)	12,000	426
Build-A-Bear Workshop, Inc. (a)(f)	29,700	787
DCM Japan Holdings Co. Ltd. (a)	84,120	785
Eddie Bauer Holdings, Inc. (a)	44,400	392
Gamestop Corp. Class A (a)	35,400	1,856
Guitar Center, Inc. (a)	6,000	263
Hibbett Sports, Inc. (a)	24,502	764
Home Depot, Inc.	64,700	2,562
OfficeMax, Inc.	20,400	1,059
Pacific Sunwear of California, Inc. (a)	45,000	810
PETsMART, Inc.	42,477	1,287
RadioShack Corp.	57,400	1,433
Sally Beauty Holdings, Inc. (a)	20,300	184
Staples, Inc.	58,640	1,526
The Men's Wearhouse, Inc.	9,000	399
TJX Companies, Inc.	24,700	679
		15,212
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. (a)	1,100	31
Liz Claiborne, Inc.	1,400	63
NIKE, Inc. Class B	10,800	1,128
		1,222
TOTAL CONSUMER DISCRETIONARY		85,181
CONSUMER STAPLES - 4.2%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	11,973	371
Cott Corp. (a)	29,844	418
Fomento Economico Mexicano SA de CV sponsored ADR	8,200	904
Pernod Ricard SA	2,620	541
Remy Cointreau SA	7,400	491
		2,725
Food & Staples Retailing - 0.9%
CVS Corp.	67,700	2,126
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	40,300	$ 1,035
Rite Aid Corp.	175,500	1,048
Safeway, Inc.	33,900	1,172
Sysco Corp.	26,100	860
Wal-Mart de Mexico SA de CV Series V	64,000	247
Wal-Mart Stores, Inc.	75,300	3,637
Walgreen Co.	26,100	1,167
Winn-Dixie Stores, Inc. (a)	37,235	722
		12,014
Food Products - 0.8%
Bunge Ltd.	17,300	1,373
Cermaq ASA	39,300	737
Chiquita Brands International, Inc.	54,500	790
Corn Products International, Inc.	55,400	1,771
General Mills, Inc.	19,300	1,088
Global Bio-Chem Technology Group Co. Ltd.	968,000	266
Groupe Danone	300	48
Kellogg Co.	16,700	834
Koninklijke Numico NV	12,000	619
Marine Harvest ASA (a)	1,171,000	1,432
Nestle SA (Reg.)	2,642	984
Smithfield Foods, Inc. (a)	23,100	675
Tyson Foods, Inc. Class A	37,000	675
		11,292
Household Products - 1.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	45,115	633
Central Garden & Pet Co. (a)	73,935	1,031
Colgate-Palmolive Co.	32,300	2,176
Procter & Gamble Co.	153,672	9,757
		13,597
Personal Products - 0.3%
Avon Products, Inc.	86,900	3,186
Playtex Products, Inc. (a)	70,800	971
		4,157
Tobacco - 1.0%
Altadis SA (Spain)	11,100	563
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.	157,520	$ 13,276
Japan Tobacco, Inc.	43	196
		14,035
TOTAL CONSUMER STAPLES		57,820
ENERGY - 8.0%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	33,200	2,162
BJ Services Co.	37,500	1,005
Cameron International Corp. (a)	39,050	2,214
GlobalSantaFe Corp.	21,800	1,256
Halliburton Co.	211,600	6,534
Hanover Compressor Co. (a)	33,500	735
Nabors Industries Ltd. (a)	141,700	4,245
NATCO Group, Inc. Class A (a)	19,495	676
National Oilwell Varco, Inc. (a)	345,800	24,082
Noble Corp.	19,300	1,355
Parker Drilling Co. (a)	64,000	548
Pride International, Inc. (a)	315,600	9,089
Smith International, Inc.	67,000	2,747
Superior Energy Services, Inc. (a)	30,256	927
Transocean, Inc. (a)	14,700	1,127
Universal Compression Holdings, Inc. (a)	10,400	696
W-H Energy Services, Inc. (a)	18,100	760
Weatherford International Ltd. (a)	134,400	5,396
Willbros Group, Inc. (a)(f)	9,800	214
		65,768
Oil, Gas & Consumable Fuels - 3.2%
Alpha Natural Resources, Inc. (a)	43,800	632
Aurora Oil & Gas Corp. (a)	311,292	766
Cabot Oil & Gas Corp.	16,200	1,094
Cameco Corp.	800	30
Chesapeake Energy Corp.	50,900	1,552
Ellora Energy, Inc. (a)(g)	106,700	1,280
Energy Partners Ltd. (a)	58,413	1,268
EOG Resources, Inc.	21,400	1,450
Evergreen Energy, Inc. (a)(f)	60,600	476
Foundation Coal Holdings, Inc.	32,600	1,073
Goodrich Petroleum Corp.	16,900	578
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Helix Energy Solutions Group, Inc. (a)	24,300	$ 816
International Coal Group, Inc. (a)	95,839	490
Mariner Energy, Inc. (a)	10,200	189
Massey Energy Co.	37,900	919
Noble Energy, Inc.	11,300	651
OMI Corp.	20,100	448
Petrohawk Energy Corp. (a)	13,600	163
Petroleum Development Corp. (a)	11,700	613
Plains Exploration & Production Co. (a)	23,400	1,068
Quicksilver Resources, Inc. (a)	53,500	2,063
Range Resources Corp.	65,550	2,093
Southwestern Energy Co. (a)	44,500	1,736
Suncor Energy, Inc.	9,800	695
SXR Uranium One, Inc. (a)	107,000	1,550
Tesoro Corp.	6,900	629
Ultra Petroleum Corp. (a)	49,500	2,515
Uramin, Inc. (a)	44,100	206
Valero Energy Corp.	275,100	15,860
Western Oil Sands, Inc. Class A (a)	7,300	199
Williams Companies, Inc.	35,700	963
		44,065
TOTAL ENERGY		109,833
FINANCIALS - 14.2%
Capital Markets - 1.9%
American Capital Strategies Ltd.	32,200	1,432
Ameriprise Financial, Inc.	12,620	738
Bank of New York Co., Inc.	61,000	2,478
Credit Suisse Group sponsored ADR	15,000	1,039
E*TRADE Financial Corp.	121,200	2,799
Franklin Resources, Inc.	7,600	892
Goldman Sachs Group, Inc.	9,600	1,935
Investors Financial Services Corp.	7,400	433
Janus Capital Group, Inc.	9,500	202
Julius Baer Holding AG (Bearer)	4,084	516
Lazard Ltd. Class A	44,600	2,296
Lehman Brothers Holdings, Inc.	6,200	454
MarketAxess Holdings, Inc. (a)	5,414	76
Mellon Financial Corp.	16,900	734
Merrill Lynch & Co., Inc.	64,800	5,422
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	17,700	$ 1,067
State Street Corp.	22,700	1,487
UBS AG (Reg.)	27,081	1,599
		25,599
Commercial Banks - 2.5%
ABN-AMRO Holding NV sponsored ADR	12,400	435
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	74,000	1,803
Banco Nossa Caixa SA	41,500	783
Bank of Montreal	9,800	593
Barclays PLC	17,600	258
Colonial Bancgroup, Inc.	54,300	1,403
Commerce Bancorp, Inc., New Jersey	21,200	709
Erste Bank AG	1,500	111
Hanmi Financial Corp.	39,900	779
Nara Bancorp, Inc.	28,800	533
National Australia Bank Ltd.	38,264	1,215
PNC Financial Services Group, Inc.	49,700	3,644
R&G Financial Corp. Class B	30,000	164
Societe Generale Series A	5,530	932
SVB Financial Group (a)	12,200	589
Swedbank AB (A Shares)	3,200	110
Synovus Financial Corp.	26,200	848
UCBH Holdings, Inc.	88,500	1,687
UMB Financial Corp.	500	19
Unicredito Italiano Spa	112,400	1,042
UnionBanCal Corp.	5,000	306
W Holding Co., Inc.	116,500	622
Wachovia Corp.	135,713	7,514
Wells Fargo & Co.	192,500	6,680
Wilshire Bancorp, Inc.	44,200	753
Wintrust Financial Corp.	25,100	1,151
Zions Bancorp	2,806	240
		34,923
Consumer Finance - 0.4%
American Express Co.	31,600	1,797
Capital One Financial Corp.	30,600	2,359
ORIX Corp.	2,850	780
		4,936
Diversified Financial Services - 3.0%
Bank of America Corp.	279,474	14,217
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	147,800	$ 7,449
FirstRand Ltd.	152,700	506
JPMorgan Chase & Co.	248,680	12,285
Kotak Mahindra Bank Ltd. sponsored GDR (g)	24,435	235
Moody's Corp.	8,300	537
PICO Holdings, Inc. (a)	149,266	6,284
The NASDAQ Stock Market, Inc. (a)	5,500	165
TSX Group, Inc.	5,500	230
		41,908
Insurance - 3.1%
ACE Ltd.	60,300	3,386
AFLAC, Inc.	36,700	1,732
American International Group, Inc.	172,225	11,556
Aspen Insurance Holdings Ltd.	61,800	1,638
Assurant, Inc.	28,755	1,537
Axis Capital Holdings Ltd.	10,400	352
Endurance Specialty Holdings Ltd.	26,600	943
Fidelity National Financial, Inc. Class A	27,200	653
First American Corp., California	2,300	108
Hartford Financial Services Group, Inc.	32,700	3,092
IPC Holdings Ltd.	20,800	604
MBIA, Inc.	6,500	432
MetLife, Inc.	37,300	2,355
Montpelier Re Holdings Ltd.	40,900	712
National Financial Partners Corp.	16,600	766
Navigators Group, Inc. (a)	11,168	555
PartnerRe Ltd.	19,200	1,334
Platinum Underwriters Holdings Ltd.	30,000	959
Prudential Financial, Inc.	40,700	3,701
T&D Holdings, Inc.	20,150	1,451
The Travelers Companies, Inc.	44,398	2,254
Universal American Financial Corp. (a)	51,985	998
Willis Group Holdings Ltd.	6,900	274
XL Capital Ltd. Class A	16,600	1,179
Zenith National Insurance Corp.	6,900	332
		42,903
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.	9,700	1,020
Annaly Capital Management, Inc.	112,100	1,572
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty Trust, Inc.	12,200	$ 341
BRE Properties, Inc. Class A	6,600	438
CapitalSource, Inc.	35,700	921
CBL & Associates Properties, Inc.	5,400	255
CBRE Realty Finance, Inc.	18,500	242
Developers Diversified Realty Corp.	45,400	2,976
Douglas Emmett, Inc.	6,800	188
Duke Realty LP	45,300	1,996
Education Realty Trust, Inc.	18,725	277
Equity Lifestyle Properties, Inc.	4,100	231
General Growth Properties, Inc.	33,600	2,131
Health Care Property Investors, Inc.	39,700	1,460
Highwoods Properties, Inc. (SBI)	6,400	283
HomeBanc Mortgage Corp., Georgia	76,100	212
Host Hotels & Resorts, Inc.	45,286	1,190
Kite Realty Group Trust	3,809	77
Pennsylvania (REIT) (SBI)	10,100	436
Potlatch Corp.	7,100	321
Public Storage, Inc.	6,200	628
Quadra Realty Trust, Inc.	26,900	373
Simon Property Group, Inc.	800	90
Sovran Self Storage, Inc.	6,300	367
Spirit Finance Corp.	17,300	224
Tanger Factory Outlet Centers, Inc.	5,200	209
United Dominion Realty Trust, Inc. (SBI)	87,476	2,856
Vornado Realty Trust	13,600	1,730
		23,044
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	5,500	183
Meruelo Maddux Properties, Inc.	40,900	392
Mitsubishi Estate Co. Ltd.	24,000	744
Mitsui Fudosan Co. Ltd.	34,000	934
		2,253
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	80,200	3,070
Fannie Mae	103,000	5,843
Freddie Mac	73,300	4,704
Hudson City Bancorp, Inc.	126,700	1,698
MGIC Investment Corp.	17,100	1,032
NetBank, Inc.	231,672	746
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NewAlliance Bancshares, Inc.	45,000	$ 711
Radian Group, Inc.	23,300	1,339
		19,143
TOTAL FINANCIALS		194,709
HEALTH CARE - 6.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	47,300	3,039
Biogen Idec, Inc. (a)	19,700	890
Cephalon, Inc. (a)	30,284	2,153
DUSA Pharmaceuticals, Inc. (a)	56,171	231
Genentech, Inc. (a)	10,500	886
Gilead Sciences, Inc. (a)	18,100	1,295
MannKind Corp. (a)	47,600	757
OSI Pharmaceuticals, Inc. (a)	35,900	1,242
PDL BioPharma, Inc. (a)	20,500	391
Vertex Pharmaceuticals, Inc. (a)	14,100	433
		11,317
Health Care Equipment & Supplies - 1.2%
Advanced Medical Optics, Inc. (a)	27,100	1,044
Alcon, Inc.	8,620	1,074
American Medical Systems Holdings, Inc. (a)	44,000	895
ArthroCare Corp. (a)	21,694	789
Aspect Medical Systems, Inc. (a)	52,400	846
Baxter International, Inc.	55,600	2,781
Beckman Coulter, Inc.	3,000	192
Becton, Dickinson & Co.	14,300	1,087
C.R. Bard, Inc.	22,700	1,811
Cooper Companies, Inc.	38,300	1,758
Hologic, Inc. (a)	15,854	873
Inverness Medical Innovations, Inc. (a)	37,100	1,566
Inverness Medical Innovations, Inc. (a)(l)	25,028	1,056
Respironics, Inc. (a)	24,500	1,004
Varian Medical Systems, Inc. (a)	8,200	377
		17,153
Health Care Providers & Services - 1.7%
Acibadem Saglik Hizmetleri AS	69,000	679
Brookdale Senior Living, Inc.	28,800	1,360
Cardinal Health, Inc.	18,700	1,311
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Caremark Rx, Inc.	21,400	$ 1,318
DaVita, Inc. (a)	16,100	878
Health Net, Inc. (a)	55,100	2,946
Henry Schein, Inc. (a)	6,800	355
Humana, Inc. (a)	13,686	819
McKesson Corp.	19,300	1,076
Medco Health Solutions, Inc. (a)	36,600	2,475
Omnicare, Inc.	35,300	1,466
Sierra Health Services, Inc. (a)	4,100	152
Sunrise Senior Living, Inc.	7,300	286
United Surgical Partners International, Inc. (a)	24,100	736
UnitedHealth Group, Inc.	141,160	7,369
		23,226
Health Care Technology - 0.3%
Cerner Corp. (a)	23,900	1,245
Eclipsys Corp. (a)	4,600	96
Emdeon Corp. (a)	103,800	1,551
IMS Health, Inc.	27,800	803
		3,695
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	28,336	729
Charles River Laboratories International, Inc. (a)	43,700	2,004
Illumina, Inc. (a)	15,337	515
Millipore Corp. (a)	1,100	79
Pharmaceutical Product Development, Inc.	29,400	935
		4,262
Pharmaceuticals - 1.9%
Adams Respiratory Therapeutics, Inc. (a)	48,818	1,773
Alpharma, Inc. Class A	40,000	1,054
Barr Pharmaceuticals, Inc. (a)	24,800	1,314
Endo Pharmaceuticals Holdings, Inc. (a)	31,800	992
Johnson & Johnson	98,100	6,185
Merck & Co., Inc.	172,900	7,635
MGI Pharma, Inc. (a)	56,300	1,195
Schering-Plough Corp.	41,700	979
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	50,700	$ 1,803
Wyeth	63,900	3,126
		26,056
TOTAL HEALTH CARE		85,709
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.2%
DRS Technologies, Inc.	25,900	1,372
DynCorp International, Inc. Class A	42,500	706
General Dynamics Corp.	41,100	3,143
Hexcel Corp. (a)	127,722	2,307
Honeywell International, Inc.	59,000	2,740
Orbital Sciences Corp. (a)	52,369	1,036
Raytheon Co.	30,700	1,644
Rockwell Collins, Inc.	17,900	1,172
Spirit AeroSystems Holdings, Inc. Class A	20,800	614
United Technologies Corp.	33,600	2,205
		16,939
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	522	27
EGL, Inc. (a)	11,294	398
FedEx Corp.	7,900	902
Forward Air Corp.	34,844	1,137
United Parcel Service, Inc. Class B	22,200	1,558
UTI Worldwide, Inc.	34,749	1,047
		5,069
Airlines - 0.3%
AirTran Holdings, Inc. (a)	180,400	1,880
Frontier Airlines Holdings, Inc. (a)(f)	165,000	1,107
TAM SA (PN) sponsored ADR (ltd. vtg.)	26,100	764
		3,751
Building Products - 0.1%
American Standard Companies, Inc.	5,500	291
Masco Corp.	45,100	1,346
		1,637
Commercial Services & Supplies - 0.9%
Allied Waste Industries, Inc.	151,100	1,937
CDI Corp.	17,119	456
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	26,100	$ 1,054
Clean Harbors, Inc. (a)	39,113	1,976
Covanta Holding Corp. (a)	59,900	1,362
Diamond Management & Technology Consultants, Inc.	42,197	637
Interface, Inc. Class A (a)	52,988	838
Kforce, Inc. (a)	50,117	682
The Brink's Co.	33,900	2,008
Waste Management, Inc.	36,700	1,250
		12,200
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	105,400	3,134
Fluor Corp.	71,000	5,997
Foster Wheeler Ltd. (a)	8,600	475
Granite Construction, Inc.	2,200	128
Hyundai Engineering & Construction Co. Ltd. (a)	13,969	762
Shaw Group, Inc. (a)	133,800	4,118
Washington Group International, Inc. (a)	25,981	1,523
		16,137
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR	40,100	671
Cooper Industries Ltd. Class A	7,800	716
		1,387
Industrial Conglomerates - 1.4%
General Electric Co.	369,000	12,885
McDermott International, Inc. (a)	35,550	1,714
Tyco International Ltd.	138,200	4,261
		18,860
Machinery - 0.5%
Albany International Corp. Class A	11,400	390
Bucyrus International, Inc. Class A	27,900	1,422
Danaher Corp.	11,500	824
Deere & Co.	17,900	1,941
Dover Corp.	15,400	736
Flowserve Corp. (a)	13,100	680
Gardner Denver, Inc. (a)	15,000	508
Joy Global, Inc.	4,100	182
Oshkosh Truck Co.	19,400	1,041
		7,724
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.2%
Alexander & Baldwin, Inc.	58,288	$ 2,881
American Commercial Lines, Inc. (a)	19,600	708
		3,589
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	35,700	2,827
Canadian National Railway Co.	9,900	433
Canadian Pacific Railway Ltd.	7,600	406
CSX Corp.	29,400	1,107
Laidlaw International, Inc.	93,300	3,189
Norfolk Southern Corp.	10,400	493
Universal Truckload Services, Inc. (a)	17,440	423
YRC Worldwide, Inc. (a)	5,500	239
		9,117
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	56,700	1,438
WESCO International, Inc. (a)	42,300	2,823
		4,261
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	27,100	1,125
TOTAL INDUSTRIALS		101,796
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.1%
Adtran, Inc.	35,600	820
Alcatel-Lucent SA sponsored ADR	96,979	1,244
Andrew Corp. (a)	71,000	754
Cisco Systems, Inc. (a)	16,200	420
Comverse Technology, Inc. (a)	8,200	180
Dycom Industries, Inc. (a)	136,800	3,420
Harris Corp.	52,900	2,596
Juniper Networks, Inc. (a)	20,400	386
MasTec, Inc. (a)	86,000	986
Motorola, Inc.	91,800	1,700
Nortel Networks Corp. (a)	23,530	705
Powerwave Technologies, Inc. (a)	35,200	187
QUALCOMM, Inc.	25,400	1,023
		14,421
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.4%
Electronics for Imaging, Inc. (a)	48,632	$ 1,110
Hewlett-Packard Co.	80,000	3,150
Intermec, Inc. (a)	43,800	981
International Business Machines Corp.	10,800	1,005
NCR Corp. (a)	49,900	2,305
QLogic Corp.	67,700	1,191
SanDisk Corp. (a)	27,800	1,012
Seagate Technology	270,164	7,267
Sun Microsystems, Inc. (a)	180,300	1,105
		19,126
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	55,700	1,767
Amphenol Corp. Class A	42,900	2,769
Avnet, Inc. (a)	64,900	2,373
Flextronics International Ltd. (a)	228,300	2,495
Ingram Micro, Inc. Class A (a)	73,100	1,420
Molex, Inc.	38,500	1,129
Murata Manufacturing Co. Ltd.	7,700	555
Solectron Corp. (a)	602,900	1,941
Tektronix, Inc.	42,700	1,222
		15,671
Internet Software & Services - 0.6%
aQuantive, Inc. (a)	13,200	334
Google, Inc. Class A (sub. vtg.) (a)	7,800	3,506
LoopNet, Inc.	53,336	894
ValueClick, Inc. (a)	27,500	729
VeriSign, Inc. (a)	59,300	1,500
Yahoo!, Inc. (a)	54,500	1,682
		8,645
IT Services - 0.5%
CACI International, Inc. Class A (a)	30,312	1,410
First Data Corp.	40,700	1,039
Paychex, Inc.	21,589	877
Satyam Computer Services Ltd. sponsored ADR	40,600	875
SI International, Inc. (a)	11,000	308
Syntel, Inc.	12,100	434
The Western Union Co.	36,900	800
Unisys Corp. (a)	177,728	1,509
		7,252
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Xerox Corp.	130,400	$ 2,252
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	67,600	1,018
Agere Systems, Inc. (a)	29,200	640
Altera Corp. (a)	24,100	509
AMIS Holdings, Inc. (a)	87,306	989
Analog Devices, Inc.	49,800	1,805
Applied Micro Circuits Corp. (a)	122,700	475
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	1
ASML Holding NV (NY Shares) (a)	74,100	1,821
Atmel Corp. (a)	167,900	930
ATMI, Inc. (a)	47,350	1,574
Axcelis Technologies, Inc. (a)	201,500	1,467
Credence Systems Corp. (a)	181,600	824
Cymer, Inc. (a)	23,000	956
Cypress Semiconductor Corp. (a)	115,000	2,185
DSP Group, Inc. (a)	33,500	690
Entegris, Inc. (a)	69,100	770
Fairchild Semiconductor International, Inc. (a)	130,400	2,440
Hittite Microwave Corp. (a)	25,964	1,089
Integrated Device Technology, Inc. (a)	129,800	2,105
Intel Corp.	59,300	1,177
Intersil Corp. Class A	104,300	2,759
Linear Technology Corp.	22,500	747
LTX Corp. (a)	158,800	988
Maxim Integrated Products, Inc.	59,300	1,942
Microchip Technology, Inc.	45,700	1,627
Microsemi Corp. (a)	46,800	948
National Semiconductor Corp.	126,500	3,241
PMC-Sierra, Inc. (a)	69,800	471
Renewable Energy Corp. AS	19,800	408
Rudolph Technologies, Inc. (a)	75,334	1,228
Samsung Electronics Co. Ltd.	3,410	2,053
Semitool, Inc. (a)	14,975	195
Spansion, Inc. Class A (a)	28,400	345
Teradyne, Inc. (a)	47,600	767
Xilinx, Inc.	42,900	1,099
		42,283
Software - 1.3%
Amdocs Ltd. (a)	15,700	543
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	26,569	$ 1,093
BEA Systems, Inc. (a)	39,000	465
Business Objects SA sponsored ADR (a)	29,900	1,079
Cadence Design Systems, Inc. (a)	19,100	381
Electronic Arts, Inc. (a)	2,700	136
Fair, Isaac & Co., Inc.	36,800	1,436
Hyperion Solutions Corp. (a)	31,050	1,330
Microsoft Corp.	147,700	4,161
Nintendo Co. Ltd.	13,400	3,543
Opsware, Inc. (a)	129,923	959
Quest Software, Inc. (a)	38,100	622
Symantec Corp. (a)	58,992	1,009
Take-Two Interactive Software, Inc. (a)	95,000	1,691
		18,448
TOTAL INFORMATION TECHNOLOGY		128,098
MATERIALS - 3.8%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	10,500	786
Arkema sponsored ADR (a)	18,300	907
Celanese Corp. Class A	103,900	2,969
Chemtura Corp.	212,300	2,437
Cytec Industries, Inc.	24,800	1,459
FMC Corp.	13,630	1,003
Israel Chemicals Ltd.	182,900	1,124
Monsanto Co.	49,800	2,624
The Mosaic Co.	130,100	3,310
Tokai Carbon Co. Ltd.	11,000	90
		16,709
Construction Materials - 0.0%
Texas Industries, Inc. (f)	2,306	183
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	61,600	1,464
Smurfit-Stone Container Corp.	104,717	1,292
		2,756
Metals & Mining - 2.3%
Alcoa, Inc.	114,900	3,839
Allegheny Technologies, Inc.	23,800	2,438
Aquarius Platinum Ltd. (Australia)	30,285	819
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Arcelor Mittal	13,800	$ 702
Carpenter Technology Corp.	15,666	1,857
Compass Minerals International, Inc.	31,878	1,041
Goldcorp, Inc.	63,800	1,712
IPSCO, Inc.	10,900	1,189
Meridian Gold, Inc. (a)	112,600	3,089
Reliance Steel & Aluminum Co.	44,100	2,014
Stillwater Mining Co. (a)	75,600	962
Sumitomo Metal Industries Ltd.	38,000	191
Teck Cominco Ltd. Class B (sub. vtg.)	17,900	1,262
Titanium Metals Corp.	286,157	9,987
		31,102
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	37,000	1,127
TOTAL MATERIALS		51,877
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	589,880	21,708
Cincinnati Bell, Inc.	12,251	56
Cogent Communications Group, Inc. (a)	29,300	661
Covad Communications Group, Inc. (a)	739,788	888
FairPoint Communications, Inc.	27,400	523
Telenor ASA sponsored ADR	22,400	1,251
Verizon Communications, Inc.	171,000	6,401
		31,488
Wireless Telecommunication Services - 0.5%
America Movil SA de CV Series L sponsored ADR	18,100	793
American Tower Corp. Class A (a)	48,180	1,866
Cellcom Israel Ltd.	9,200	169
Crown Castle International Corp. (a)	31,800	1,042
NII Holdings, Inc. (a)	22,100	1,566
Vivo Participacoes SA (PN) sponsored ADR	225,600	835
		6,271
TOTAL TELECOMMUNICATION SERVICES		37,759
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.5%
Electric Utilities - 0.8%
Ceske Energeticke Zavody AS	400	$ 16
DPL, Inc.	43,500	1,312
E.ON AG	9,800	1,282
Edison International	27,500	1,290
Entergy Corp.	29,500	2,912
FPL Group, Inc.	13,800	815
PPL Corp.	46,700	1,776
Reliant Energy, Inc. (a)	36,200	612
		10,015
Gas Utilities - 0.1%
AGL Resources, Inc.	3,800	155
Equitable Resources, Inc. (f)	27,200	1,161
		1,316
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	251,900	5,371
Constellation Energy Group, Inc.	15,300	1,204
Mirant Corp. (a)	35,500	1,323
NRG Energy, Inc.	24,700	1,636
TXU Corp.	106,200	7,025
		16,559
Multi-Utilities - 0.4%
CMS Energy Corp.	107,600	1,878
Integrys Energy Group, Inc.	4,700	262
PG&E Corp.	19,500	905
Public Service Enterprise Group, Inc.	36,000	2,696
		5,741
TOTAL UTILITIES		33,631
TOTAL COMMON STOCKS (Cost $737,102)		886,413
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	15,800	486
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	$ 3
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $466)		489
Corporate Bonds - 4.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co. 6% 7/2/08	$ 800	897
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
New River Pharmaceuticals, Inc. 3.5% 8/1/13 (g)	560	1,107
TOTAL CONVERTIBLE BONDS		2,004
Nonconvertible Bonds - 4.0%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (g)	30	32
9% 7/1/15	30	33
		65
Automobiles - 0.0%
General Motors Corp.:
8.25% 7/15/23	25	23
8.375% 7/15/33	55	51
		74
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	205
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	70	74
		279
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	310	320
MGM Mirage, Inc. 5.875% 2/27/14	280	262
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc. 9.625% 6/1/14	$ 35	$ 34
Trump Entertainment Resorts Holdings LP 8.5% 6/1/15	20	20
		636
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	30	30
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	581
Cablevision Systems Corp. 9.87% 4/1/09 (i)	245	259
CanWest Media, Inc. 8% 9/15/12	280	291
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	135	143
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)	370	387
Comcast Corp. 6.45% 3/15/37	665	696
Cox Communications, Inc. 6.45% 12/1/36 (g)	480	500
CSC Holdings, Inc. 7.625% 4/1/11	258	265
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	234
EchoStar Communications Corp. 7.125% 2/1/16	140	145
MediMedia USA, Inc. 11.375% 11/15/14 (g)	20	21
News America Holdings, Inc. 7.75% 12/1/45	510	609
News America, Inc. 6.2% 12/15/34	990	995
Nielsen Finance LLC/Co. 10% 8/1/14 (g)	180	196
PanAmSat Corp. 9% 6/15/16 (g)	160	175
Paxson Communications Corp.:
8.61% 1/15/12 (g)(i)	250	255
11.61% 1/15/13 (g)(i)	120	126
The Reader's Digest Association, Inc.:
6.5% 3/1/11	60	62
9% 2/15/17 (g)	60	60
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,200	1,516
Valassis Communications, Inc. 8.25% 3/1/15 (g)	90	90
		7,606
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	355	363
AutoNation, Inc. 7.36% 4/15/13 (i)	30	31
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GNC Parent Corp. 12.14% 12/1/11 pay-in-kind (g)(i)	$ 100	$ 103
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	50	53
Sally Holdings LLC:
9.25% 11/15/14 (g)	130	134
10.5% 11/15/16 (g)	150	155
Sonic Automotive, Inc. 8.625% 8/15/13	475	492
Toys 'R' US, Inc. 7.875% 4/15/13	280	259
United Auto Group, Inc. 7.75% 12/15/16 (g)	130	132
		1,722
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (g)(i)	40	41
TOTAL CONSUMER DISCRETIONARY		10,453
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc. 7.625% 8/1/12	35	37
Rite Aid Corp.:
6.875% 8/15/13	15	14
7.7% 2/15/27	55	47
		98
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	160	168
Swift & Co. 10.125% 10/1/09	60	62
		230
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16	85	92
TOTAL CONSUMER STAPLES		420
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17 (g)	30	30
Complete Production Services, Inc. 8% 12/15/16 (g)	90	92
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	90
		212
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.6%
Chaparral Energy, Inc. 8.875% 2/1/17 (g)	$ 50	$ 51
Chesapeake Energy Corp.:
6.5% 8/15/17	20	20
6.625% 1/15/16	5	5
7% 8/15/14	5	5
7.5% 6/15/14	220	229
Duke Capital LLC 6.75% 2/15/32	485	504
Duke Energy Field Services 6.45% 11/3/36 (g)	470	493
El Paso Corp.:
7.625% 9/1/08	210	216
7.75% 6/15/10	520	552
7.875% 6/15/12	245	264
Massey Energy Co. 6.875% 12/15/13	120	115
Nakilat, Inc. 6.067% 12/31/33 (g)	615	616
Nexen, Inc. 5.875% 3/10/35	355	345
Pemex Project Funding Master Trust:
5.75% 12/15/15	1,500	1,493
6.625% 6/15/35	600	621
Petrohawk Energy Corp. 9.125% 7/15/13	100	105
Plains All American Pipeline LP 6.65% 1/15/37 (g)	915	961
Pogo Producing Co.:
6.625% 3/15/15	50	49
7.875% 5/1/13	50	51
Range Resources Corp. 7.375% 7/15/13	40	41
Ras Laffan LNG III 6.332% 9/30/27 (g)	380	392
Tennessee Gas Pipeline Co.:
7% 10/15/28	50	55
8.375% 6/15/32	15	19
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	485
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (g)	80	84
		7,771
TOTAL ENERGY		7,983
FINANCIALS - 0.4%
Capital Markets - 0.0%
JPMorgan Chase Capital XX 6.55% 9/29/36	175	182
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.1%
HSBC Holdings PLC 6.5% 5/2/36	$ 1,000	$ 1,096
Consumer Finance - 0.1%
Ford Motor Credit Co.:
6.315% 3/21/07 (i)	65	65
7% 10/1/13	105	100
8% 12/15/16	100	99
9.75% 9/15/10 (g)	30	32
9.81% 4/15/12 (i)	70	75
9.875% 8/10/11	490	529
General Motors Acceptance Corp.:
6.75% 12/1/14	240	241
6.875% 9/15/11	95	96
6.875% 8/28/12	40	40
8% 11/1/31	115	128
GMAC LLC 6% 12/15/11	260	254
		1,659
Diversified Financial Services - 0.2%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	60	60
9% 6/1/16 (g)	70	74
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,025	1,986
Yankee Acquisition Corp. 8.5% 2/15/15 (g)	30	31
		2,151
Insurance - 0.0%
AMBAC Financial Group, Inc. 6.15% 2/15/37	400	398
Real Estate Investment Trusts - 0.0%
Host Hotels & Resorts LP 6.875% 11/1/14	240	242
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)	190	196
Ventas Realty LP:
6.5% 6/1/16	110	111
6.75% 4/1/17	60	61
		610
Real Estate Management & Development - 0.0%
Realogy Corp. 6.5% 10/15/16 (g)	40	42
TOTAL FINANCIALS		6,138
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (g)(i)	$ 40	$ 40
DaVita, Inc. 7.25% 3/15/15	205	207
HCA, Inc.:
6.5% 2/15/16	160	137
9.125% 11/15/14 (g)	80	85
9.25% 11/15/16 (g)	275	295
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	30	31
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)	50	56
Tenet Healthcare Corp. 9.875% 7/1/14	190	193
		1,044
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	280	280
Bombardier, Inc.:
6.3% 5/1/14 (g)	780	747
8% 11/15/14 (g)	530	554
Esterline Technologies Corp. 6.625% 3/1/17 (g)	140	140
Transdigm, Inc. 7.75% 7/15/14 (g)	30	31
		1,752
Airlines - 0.1%
AMR Corp. 9% 8/1/12	120	127
Delta Air Lines, Inc. 8.3% 12/15/29 (e)	555	330
Delta Air Lines, Inc. pass thru trust certificates 10.06% 1/2/16 (e)	130	130
		587
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11	40	41
Allied Waste North America, Inc.:
7.125% 5/15/16	90	91
8.5% 12/1/08	398	418
Aramark Corp.:
8.5% 2/1/15 (g)	40	42
8.86% 2/1/15 (g)(i)	30	31
Cenveo Corp. 7.875% 12/1/13	420	408
Corrections Corp. of America 6.75% 1/31/14	40	41
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (g)	$ 60	$ 62
IKON Office Solutions, Inc. 7.75% 9/15/15	30	32
PGS Solutions, Inc. 9.625% 2/15/15 (g)	30	30
Rental Service Corp. 9.5% 12/1/14 (g)	70	75
		1,271
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (g)	630	656
Machinery - 0.0%
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16 (g)	20	21
9.5% 8/1/14 (g)	30	32
		53
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)	90	92
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (g)	30	31
7.86% 5/15/14 (g)(i)	20	20
Hertz Corp.:
8.875% 1/1/14	130	140
10.5% 1/1/16	60	68
		259
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (g)	70	76
H&E Equipment Services, Inc. 8.375% 7/15/16	40	43
Penhall International Corp. 12% 8/1/14 (g)	60	65
		184
TOTAL INDUSTRIALS		4,854
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	425	420
Nortel Networks Corp.:
9.61% 7/15/11 (g)(i)	80	85
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.: - continued
10.125% 7/15/13 (g)	$ 70	$ 77
10.75% 7/15/16 (g)	90	100
		682
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16	90	90
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	70	67
Solectron Global Finance Ltd. 8% 3/15/16	30	30
		97
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	25	24
SunGard Data Systems, Inc.:
9.125% 8/15/13	190	202
9.9% 8/15/13 (i)	110	115
		341
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	310	317
Xerox Corp. 7.125% 6/15/10	215	224
		541
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	90	92
Avago Technologies Finance Ltd. 10.125% 12/1/13	140	148
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)	100	102
9.125% 12/15/14 pay-in-kind (g)	150	152
9.25% 12/15/14 (g)(i)	150	153
10.125% 12/15/16 (g)	140	143
		790
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	30	29
Open Solutions, Inc. 9.75% 2/1/15 (g)	280	289
Serena Software, Inc. 10.375% 3/15/16	70	76
		394
TOTAL INFORMATION TECHNOLOGY		2,935
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.2%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	$ 332	$ 365
Lyondell Chemical Co. 8.25% 9/15/16	50	54
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)	220	232
10.125% 12/1/14 pay-in-kind (g)	100	105
Phibro Animal Health Corp. 10% 8/1/13 (g)	60	64
		820
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	240	247
8.75% 11/15/12	200	211
		458
Metals & Mining - 0.1%
FMG Finance Property Ltd.:
10% 9/1/13 (g)	70	75
10.625% 9/1/16 (g)	100	113
Newmont Mining Corp. 5.875% 4/1/35	295	284
Novelis, Inc. 7.25% 2/15/15	80	83
PNA Group, Inc. 10.75% 9/1/16 (g)	35	38
Tube City IMS Corp. 9.75% 2/1/15 (g)	20	21
Vale Overseas Ltd. 6.25% 1/23/17	485	499
		1,113
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (g)	60	60
7.125% 1/15/17 (g)	70	70
9.5% 12/1/11	420	467
		597
TOTAL MATERIALS		2,988
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 6.8% 5/15/36	1,200	1,315
British Telecommunications PLC 8.875% 12/15/30	1,250	1,757
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (g)(i)	110	112
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Ltd.:
6.5% 11/1/13	$ 90	$ 82
9.25% 6/15/16 (g)	310	342
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)	70	70
9.1475% 2/15/15 (g)(i)	70	71
9.25% 11/1/14 (g)	260	267
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	75	80
Qwest Corp.:
8.61% 6/15/13 (i)	710	776
8.875% 3/15/12	205	227
SBC Communications, Inc.:
6.15% 9/15/34	750	764
6.45% 6/15/34	415	436
Sprint Capital Corp.:
6.875% 11/15/28	850	867
8.75% 3/15/32	535	653
Telecom Italia Capital SA:
6.375% 11/15/33	1,300	1,270
7.2% 7/18/36	330	355
Telefonica Emisiones SAU 7.045% 6/20/36	340	377
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,183
Wind Acquisition Finance SA 10.75% 12/1/15 (g)	60	69
Windstream Corp.:
7% 3/15/19 (g)	100	101
8.125% 8/1/13	55	60
8.625% 8/1/16	110	121
		11,355
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 6.375% 3/1/35	1,130	1,138
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	65	70
Centennial Communications Corp. 10% 1/1/13	30	32
Cricket Communications, Inc. 9.375% 11/1/14 (g)	250	263
Digicel Group Ltd. 8.875% 1/15/15 (g)	100	98
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	40	38
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.:
6.375% 3/1/14	$ 395	$ 406
8.485% 12/15/10 (i)	220	224
		2,269
TOTAL TELECOMMUNICATION SERVICES		13,624
UTILITIES - 0.3%
Electric Utilities - 0.1%
Commonwealth Edison Co. 5.4% 12/15/11	291	291
Mirant Americas Generation LLC 8.3% 5/1/11	85	87
Nevada Power Co. 6.5% 5/15/18	165	171
		549
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 8.375% 5/1/16	40	43
NiSource Finance Corp. 5.45% 9/15/20	385	368
		411
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (g)	325	347
9.5% 6/1/09	452	482
Mirant North America LLC 7.375% 12/31/13	50	51
NRG Energy, Inc.:
7.25% 2/1/14	210	214
7.375% 2/1/16	285	291
7.375% 1/15/17	275	279
		1,664
Multi-Utilities - 0.1%
CMS Energy Corp.:
8.5% 4/15/11	400	438
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp.: - continued
8.9% 7/15/08	$ 560	$ 580
MidAmerican Energy Holdings, Co. 6.125% 4/1/36	660	682
		1,700
TOTAL UTILITIES		4,324
TOTAL NONCONVERTIBLE BONDS		54,763
TOTAL CORPORATE BONDS (Cost $54,071)		56,767
U.S. Government and Government Agency Obligations - 9.2%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
3.25% 2/15/09	1,684	1,634
4.25% 5/15/09	7,840	7,747
5% 2/16/12	2,000	2,015
6.625% 9/15/09	6,110	6,369
Freddie Mac:
4% 6/12/13	2,342	2,226
5.25% 7/18/11	212	216
5.75% 1/15/12	2,024	2,104
6.625% 9/15/09	2,160	2,251
Tennessee Valley Authority 5.375% 4/1/56	405	416
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,978
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	5,326	5,124
2% 1/15/14	19,118	18,900
2.375% 4/15/11	2,539	2,563
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		26,587
U.S. Treasury Obligations - 5.4%
U.S. Treasury Bonds 6.25% 5/15/30	8,480	10,263
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
4.5% 9/30/11	$ 13,815	$ 13,803
4.5% 11/30/11	25,000	24,966
4.75% 1/31/12 (f)(h)	19,516	19,716
4.75% 5/15/14	5,600	5,673
TOTAL U.S. TREASURY OBLIGATIONS		74,421
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $125,740)		125,986
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.2%
4.5% 3/1/22 (h)	581	562
4.5% 3/1/22 (h)	720	697
5% 3/1/22 (h)	4,000	3,945
5% 3/1/22 (h)	382	376
6% 3/1/37 (h)	10,000	10,082
TOTAL FANNIE MAE		15,662
Freddie Mac - 0.4%
6% 3/1/37 (h)	6,000	6,052
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,665)		21,714
Asset-Backed Securities - 0.4%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (i)	189	190
Class M2, 6.42% 2/25/34 (i)	225	227
Series 2005-SD1 Class A1, 5.72% 11/25/50 (i)	73	73
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (i)	39	39
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.87% 4/25/34 (i)	523	525
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (g)	70	70
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust Series 2006-SN1A: - continued
Class C, 5.77% 5/20/10 (g)	$ 65	$ 66
Class D, 6.15% 4/20/11 (g)	115	117
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	99
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (i)	640	642
Series 2004-3 Class M1, 5.82% 6/25/34 (i)	125	126
Series 2004-4:
Class A, 5.69% 8/25/34 (i)	38	38
Class M2, 5.85% 6/25/34 (i)	400	401
Series 2005-1:
Class MV1, 5.72% 7/25/35 (i)	270	271
Class MV2, 5.76% 7/25/35 (i)	320	321
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (i)	25	25
Class M4, 6.22% 3/25/34 (i)	25	25
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.87% 1/25/34 (i)	425	425
Series 2005-A:
Class M2, 5.78% 1/25/35 (i)	200	201
Class M3, 5.81% 1/25/35 (i)	100	101
Class M4, 6% 1/25/35 (i)	75	75
GSAMP Trust Series 2004-FM2 Class M1, 5.82% 1/25/34 (i)	250	250
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (i)	116	117
Class M2, 5.81% 1/20/35 (i)	86	86
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (i)	189	190
Class M2, 5.87% 7/25/34 (i)	25	25
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.895% 11/25/32 (i)	220	220
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.68% 2/25/34 (i)	32	33
TOTAL ASSET-BACKED SECURITIES (Cost $4,963)		4,978
Collateralized Mortgage Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.4%
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (i)	$ 433	$ 433
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.65% 5/25/35 (i)	155	155
Series 2005-2 Class 6A2, 5.6% 6/25/35 (i)	66	66
Series 2005-3 Class 8A2, 5.56% 7/25/35 (i)	471	472
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (i)	29	29
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.96% 12/20/54 (g)(i)	400	400
Impac CMB Trust floater Series 2005-1:
Class M1, 5.78% 4/25/35 (i)	127	127
Class M2, 5.82% 4/25/35 (i)	228	228
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (g)(i)	314	315
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 5.5988% 7/25/30 (i)	238	238
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (i)	334	335
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 5.6406% 2/20/35 (i)	238	239
Series 2005-2 Class A2, 5.6406% 3/20/35 (i)	274	275
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (i)	822	825
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.59% 10/25/35 (i)	721	720
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1089% 6/25/35 (i)	127	126
Series 2005-AR12 Class 2A6, 4.3195% 7/25/35 (i)	179	177
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,153)		5,160
Commercial Mortgage Securities - 0.2%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (g)(i)	218	218
Class B, 6.28% 7/14/11 (g)(i)	109	109
Class C, 6.43% 7/14/11 (g)(i)	218	218
Class D, 7.061% 7/14/11 (g)(i)	127	127
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (g)(i)	$ 382	$ 383
Class B, 7.22% 4/25/34 (g)(i)	55	55
Class M1, 5.88% 4/25/34 (g)(i)	55	55
Class M2, 6.52% 4/25/34 (g)(i)	55	55
Series 2004-3:
Class A1, 5.69% 1/25/35 (g)(i)	410	411
Class A2, 5.74% 1/25/35 (g)(i)	68	69
Class M1, 5.82% 1/25/35 (g)(i)	68	69
Class M2, 6.32% 1/25/35 (g)(i)	34	34
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.2173% 8/1/24 (g)(i)	220	198
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (g)(i)	51	52
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.8775% 1/15/37 (g)(i)(k)	6,907	173
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	378	491
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,582)		2,717
Fixed-Income Funds - 20.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	213,158	21,256
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	273,488	27,434
Fidelity Corporate Bond 1-10 Year Central Fund (j)	634,537	64,234
Fidelity Mortgage Backed Securities Central Fund (j)	1,079,963	107,996
Fidelity Ultra-Short Central Fund (j)	572,916	56,908
TOTAL FIXED-INCOME FUNDS (Cost $277,223)		277,828
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 5.35% (b)	11,267,616	11,268
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(d)	1,524,698	1,525
TOTAL MONEY MARKET FUNDS (Cost $12,793)		12,793
Cash Equivalents - 0.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 33	$ 33
5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (c)	10,352	10,350
TOTAL CASH EQUIVALENTS (Cost $10,383)		10,383
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,252,141)		1,405,228
NET OTHER ASSETS - (2.4)%		(32,749)
NET ASSETS - 100%		$ 1,372,479
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	$ 140	(9)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	200	(15)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 110	$ (4)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	121	(3)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	67	(1)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	(45)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	305	(23)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	200	(9)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 200	$ (9)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	200	(22)
TOTAL CREDIT DEFAULT SWAPS		1,963	(140)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	(26)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	(26)
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	106
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	10,500	253
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	5,000	134
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	$ 10,000	$ 166
Receive semi-annually a fixed rate equal to 5.473% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2011	14,000	459
TOTAL INTEREST RATE SWAPS		47,500	1,066
		$ 49,463	$ 926
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Issuer is in default.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,257,000 or 1.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,056,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	2/8/06	$ 611
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$33,000 due 3/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 8
Banc of America Securities LLC	3
HSBC Securities (USA), Inc.	4
Merrill Lynch Government Securities, Inc.	10
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8
$ 33
$10,350,000 due 3/01/07 at 5.34%
Banc of America Securities LLC	$ 10,350
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 467
Fidelity 2-5 Year Duration Securitized Bond Central Fund	425
Fidelity Cash Central Fund	679
Fidelity Corporate Bond 1-10 Year Central Fund	1,104
Fidelity Mortgage Backed Securities Central Fund	1,498
Fidelity Securities Lending Cash Central Fund	51
Fidelity Ultra-Short Central Fund	1,567
Total	$ 5,791

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 21,310*	$ -	$ 21,256	0.9%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	27,328*	-	27,434	0.8%
Fidelity Corporate Bond 1-10 Year Central Fund	-	73,397*	9,994	64,234	0.9%
Fidelity Mortgage Backed Securities Central Fund	-	132,993*	24,955	107,996	1.4%
Fidelity Ultra-Short Central Fund	52,005	4,999	-	56,908	0.4%
Total	$ 52,005	$ 260,027	$ 34,949	$ 277,828
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.9%
AAA,AA,A	9.1%
BBB	5.1%
BB	0.5%
B	0.8%
CCC,CC,C	0.1%
Not Rated	0.5%
Equities	64.6%
Short-Term Investments and Net Other Assets	(1.6)%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.5%
Canada	1.4%
United Kingdom	1.3%
Cayman Islands	1.1%
Bermuda	1.0%
Japan	1.0%
Others (individually less than 1%)	4.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,624 and repurchase agreements of $10,383) - See accompanying schedule: Unaffiliated issuers (cost $962,125)	$ 1,114,607
Fidelity Central Funds (cost $290,016)	290,621
Total Investments (cost $1,252,141)		$ 1,405,228
Cash		25
Foreign currency held at value (cost $70)		70
Receivable for investments sold		21,773
Receivable for fund shares sold		1,554
Dividends receivable		1,027
Interest receivable		2,377
Distributions receivable from Fidelity Central Funds		1,248
Swap agreements, at value		926
Prepaid expenses		5
Other receivables		71
Total assets		1,434,304

Liabilities
Payable for investments purchased Regular delivery	$ 13,920
Delayed delivery	31,302
Payable for fund shares redeemed	3,179
Payable for swap agreements	43
Accrued management fee	476
Distribution fees payable	583
Other affiliated payables	365
Other payables and accrued expenses	82
Collateral on securities loaned, at value	11,875
Total liabilities		61,825

Net Assets		$ 1,372,479
Net Assets consist of:
Paid in capital		$ 1,188,833
Undistributed net investment income		2,118
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,508
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		154,020
Net Assets		$ 1,372,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($235,687 ÷ 14,082.5 shares)	$ 16.74

Maximum offering price per share (100/94.25 of $16.74)	$ 17.76
Class T: Net Asset Value and redemption price per share ($963,778 ÷ 57,215.1 shares)	$ 16.84

Maximum offering price per share (100/96.50 of $16.84)	$ 17.45
Class B: Net Asset Value and offering price per share ($72,201 ÷ 4,327.9 shares)A	$ 16.68

Class C: Net Asset Value and offering price per share ($77,785 ÷ 4,665.4 shares)A	$ 16.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,028 ÷ 1,358.4 shares)	$ 16.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Dividends		$ 7,229
Interest		6,689
Income from Fidelity Central Funds		5,791
Total income		19,709

Expenses
Management fee	$ 2,806
Transfer agent fees	1,606
Distribution fees	3,446
Accounting and security lending fees	287
Custodian fees and expenses	110
Independent trustees' compensation	3
Registration fees	67
Audit	46
Legal	17
Interest	10
Miscellaneous	5
Total expenses before reductions	8,403
Expense reductions	(56)	8,347
Net investment income (loss)		11,362
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12)	41,680
Fidelity Central Funds	(162)
Foreign currency transactions	(12)
Swap agreements	396
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		41,910
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $8)	54,866
Fidelity Central Funds	917
Assets and liabilities in foreign currencies	(12)
Swap agreements	(127)
Total change in net unrealized appreciation (depreciation)		55,644
Net gain (loss)		97,554
Net increase (decrease) in net assets resulting from operations		$ 108,916

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Nine months ended August 31, 2006*	Year ended November 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,362	$ 14,739	$ 26,726
Net realized gain (loss)	41,910	64,995	115,646
Change in net unrealized appreciation (depreciation)	55,644	7,833	(64,644)
Net increase (decrease) in net assets resulting from operations	108,916	87,567	77,728
Distributions to shareholders from net investment income	(13,485)	(14,851)	(32,682)
Distributions to shareholders from net realized gain	(67,458)	(83,247)	-
Total distributions	(80,943)	(98,098)	(32,682)
Share transactions - net increase (decrease)	18,990	(62,728)	(301,293)
Total increase (decrease) in net assets	46,963	(73,259)	(256,247)

Net Assets
Beginning of period	1,325,516	1,398,775	1,655,022
End of period (including undistributed net investment income of $2,118, $4,241, and $4,643, respectively)	$ 1,372,479	$ 1,325,516	$ 1,398,775
* The Fund changed its fiscal year end from November 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 I	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41	$ 16.55
Income from Investment Operations
Net investment income (loss) E	.16	.21	.33	.37 H	.34	.38	.43
Net realized and unrealized gain (loss)	1.22	.84	.58	.59	1.33	(1.30)	(.62)
Total from investment operations	1.38	1.05	.91	.96	1.67	(.92)	(.19)
Distributions from net investment income	(.19)	(.22)	(.39)	(.36)	(.34)	(.38)	(.49)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-	(.46)
Total distributions	(1.04)	(1.21) M	(.39)	(.36)	(.34)	(.38)	(.95)
Net asset value, end of period	$ 16.74	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41
Total Return B, C, D	8.55%	6.66%	5.77%	6.28%	12.04%	(6.04)%	(1.18)%
Ratios to Average Net Assets F, J
Expenses before reductions	.99% A	.99% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of fee waivers, if any	.99% A	.99% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of all reductions	.98% A	.98% A	.96%	.97%	.95%	.94%	.93%
Net investment income (loss)	1.92% A	1.70% A	2.05%	2.35%	2.33%	2.65%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 236	$ 208	$ 169	$ 149	$ 131	$ 120	$ 105
Portfolio turnover rate G	85% A, K	59% A	145%	68%	96%	106%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended November 30. M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 I	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47	$ 16.58
Income from Investment Operations
Net investment income (loss) E	.14	.18	.29	.33 H	.30	.35	.39
Net realized and unrealized gain (loss)	1.22	.86	.58	.60	1.33	(1.31)	(.61)
Total from investment operations	1.36	1.04	.87	.93	1.63	(.96)	(.22)
Distributions from net investment income	(.17)	(.18)	(.35)	(.31)	(.30)	(.34)	(.43)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-	(.46)
Total distributions	(1.02)	(1.18)	(.35)	(.31)	(.30)	(.34)	(.89)
Net asset value, end of period	$ 16.84	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47
Total Return B, C, D	8.35%	6.53%	5.47%	6.05%	11.68%	(6.27)%	(1.37)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.22% A	1.22% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of fee waivers, if any	1.22% A	1.22% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of all reductions	1.21% A	1.21% A	1.21%	1.23%	1.21%	1.20%	1.19%
Net investment income (loss)	1.69% A	1.47% A	1.81%	2.08%	2.06%	2.38%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 964	$ 949	$ 1,038	$ 1,278	$ 1,350	$ 1,319	$ 1,681
Portfolio turnover rate G	85% A, K	59% A	145%	68%	96%	106%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 I	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.09	.10	.19	.24 H	.22	.26	.30
Net realized and unrealized gain (loss)	1.21	.85	.59	.59	1.32	(1.30)	(.60)
Total from investment operations	1.30	.95	.78	.83	1.54	(1.04)	(.30)
Distributions from net investment income	(.12)	(.11)	(.26)	(.23)	(.22)	(.26)	(.35)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-	(.46)
Total distributions	(.97)	(1.10) M	(.26)	(.23)	(.22)	(.26)	(.81)
Net asset value, end of period	$ 16.68	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36
Total Return B, C, D	8.01%	6.03%	4.92%	5.43%	11.08%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82% A	1.84% A	1.85%	1.84%	1.79%	1.79%	1.75%
Expenses net of fee waivers, if any	1.82% A	1.84% A	1.83%	1.80%	1.79%	1.79%	1.75%
Expenses net of all reductions	1.82% A	1.83% A	1.80%	1.80%	1.78%	1.77%	1.74%
Net investment income (loss)	1.08% A	.85% A	1.21%	1.52%	1.49%	1.82%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$ 72	$ 79	$ 99	$ 122	$ 128	$ 107	$ 121
Portfolio turnover rate G	85% A, K	59% A	145%	68%	96%	106%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended November 30. M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 I	2005 L	2004 L	2003 L	2002 L	2001 L
Selected Per-Share Data
Net asset value, beginning of period	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.10	.11	.20	.24 H	.22	.26	.31
Net realized and unrealized gain (loss)	1.21	.84	.58	.60	1.32	(1.30)	(.61)
Total from investment operations	1.31	.95	.78	.84	1.54	(1.04)	(.30)
Distributions from net investment income	(.13)	(.12)	(.26)	(.23)	(.22)	(.26)	(.36)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-	(.46)
Total distributions	(.98)	(1.11) M	(.26)	(.23)	(.22)	(.26)	(.82)
Net asset value, end of period	$ 16.67	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35
Total Return B, C, D	8.08%	6.04%	4.94%	5.50%	11.09%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.77% A	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of fee waivers, if any	1.77% A	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of all reductions	1.76% A	1.77% A	1.77%	1.80%	1.77%	1.76%	1.71%
Net investment income (loss)	1.14% A	.91% A	1.24%	1.52%	1.51%	1.83%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 73	$ 73	$ 79	$ 77	$ 61	$ 61
Portfolio turnover rate G	85% A, K	59% A	145%	68%	96%	106%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended November 30. M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2005 K	2004 K	2003 K	2002 K	2001 K
Selected Per-Share Data
Net asset value, beginning of period	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55	$ 16.69
Income from Investment Operations
Net investment income (loss) D	.19	.25	.37	.41 G	.38	.43	.48
Net realized and unrealized gain (loss)	1.23	.85	.59	.60	1.34	(1.31)	(.63)
Total from investment operations	1.42	1.10	.96	1.01	1.72	(.88)	(.15)
Distributions from net investment income	(.22)	(.24)	(.43)	(.39)	(.38)	(.42)	(.53)
Distributions from net realized gain	(.85)	(1.00)	-	-	-	-	(.46)
Total distributions	(1.07)	(1.24)	(.43)	(.39)	(.38)	(.42)	(.99)
Net asset value, end of period	$ 16.95	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55
Total Return B, C	8.68%	6.89%	6.04%	6.55%	12.31%	(5.73)%	(.92)%
Ratios to Average Net Assets E, I
Expenses before reductions	.68% A	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of fee waivers, if any	.68% A	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of all reductions	.67% A	.67% A	.71%	.73%	.68%	.67%	.65%
Net investment income (loss)	2.23% A	2.00% A	2.30%	2.59%	2.59%	2.92%	3.04%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 17	$ 20	$ 28	$ 39	$ 55	$ 53
Portfolio turnover rate F	85% A, J	59% A	145%	68%	96%	106%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Portfolio turnover rate excludes securities received or delivered in-kind. K For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Investments Money Management, Inc. (FIMM) an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 170,756
Unrealized depreciation	(19,075)
Net unrealized appreciation (depreciation)	$ 151,681
Cost for federal income tax purposes	$ 1,253,547

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities and in-kind transactions, aggregated $355,102 and $433,273, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..26% during the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 282	$ 23
Class T	.25%	.25%	2,407	41
Class B	.75%	.25%	377	284
Class C	.75%	.25%	380	47
			$ 3,446	$ 395

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34
Class T	22
Class B*	62
Class C*	4
$ 122

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 280.25
Class T	1,079.22
Class B	125.33
Class C	104.28
Institutional Class	18.19
	$ 1,606

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 18,826	$ 50	188
2-5 Year Duration Securitized Bond Central Fund	22,783	262	228
Corporate Bond 1-10 Year Central Fund	73,397	302	734
Mortgage Backed Securities Central Fund	124,988	(931)	1,250
Total	$ 239,994	$ (317)	2,400

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

received on the loan of certain types of securities. Net income from lending portfolio securities during the period, presented in the Statement of Operations as a component interest income, amounted to $8. Net income from Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $51.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,540. The weighted average interest rate was 5.63%. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 7
Class T	15
Class C	1
$ 23

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Other - continued

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
From net investment income
Class A	$ 2,535	$ 2,466	$ 3,700
Class T	9,642	11,002	25,229
Class B	515	596	1,821
Class C	557	518	1,227
Institutional Class	236	269	705
Total	$13,485	$ 14,851	$ 32,682
From net realized gain
Class A	$ 11,423	$ 10,511	$ -
Class T	47,586	61,337	-
Class B	3,708	5,903	-
Class C	3,782	4,389	-
Institutional Class	959	1,107	-
Total	$67,458	$ 83,247	$ -

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
Class A
Shares sold	2,465	4,084	3,989
Reinvestment of distributions	819	785	225
Shares redeemed	(1,889)	(2,417)	(3,240)
Net increase (decrease)	1,395	2,452	974
Class T
Shares sold	3,697	5,295	7,996
Reinvestment of distributions	3,309	4,349	1,498
Shares redeemed	(7,289)	(14,479)	(26,422)
Net increase (decrease)	(283)	(4,835)	(16,928)
Class B
Shares sold	290	578	879
Reinvestment of distributions	233	370	101
Shares redeemed	(1,036)	(2,110)	(2,612)
Net increase (decrease)	(513)	(1,162)	(1,632)

Semiannual Report

13. Share Transactions - continued

	Shares
	Six months ended February 28, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
Class C
Shares sold	516	714	886
Reinvestment of distributions	229	268	66
Shares redeemed	(533)	(936)	(1,496)
Net increase (decrease)	212	46	(544)
Institutional Class
Shares sold	387	146	188
Reinvestment of distributions	68	83	43
Shares redeemed	(107)	(416)	(739)
Net increase (decrease)	348	(187)	(508)
	Dollars
	Six months ended February 28, 2007	Nine months ended August 31, 2006	Year ended November 30, 2005
Class A
Shares sold	$ 41,216	$ 66,483	$ 64,029
Reinvestment of distributions	13,519	12,486	3,584
Shares redeemed	(31,430)	(39,308)	(52,178)
Net increase (decrease)	$ 23,305	$ 39,661	$ 15,435
Class T
Shares sold	$ 62,365	$ 86,446	$ 129,078
Reinvestment of distributions	55,037	69,521	24,043
Shares redeemed	(122,445)	(236,880)	(426,783)
Net increase (decrease)	$ (5,043)	$ (80,913)	$ (273,662)
Class B
Shares sold	$ 4,828	$ 9,358	$ 14,068
Reinvestment of distributions	3,850	5,858	1,604
Shares redeemed	(17,261)	(34,175)	(41,805)
Net increase (decrease)	$ (8,583)	$ (18,959)	$ (26,133)
Class C
Shares sold	$ 8,582	$ 11,515	$ 14,193
Reinvestment of distributions	3,767	4,247	1,049
Shares redeemed	(8,876)	(15,139)	(23,936)
Net increase (decrease)	$ 3,473	$ 623	$ (8,694)
Institutional Class
Shares sold	$ 6,534	$ 2,416	$ 3,044
Reinvestment of distributions	1,139	1,331	689
Shares redeemed	(1,835)	(6,887)	(11,972)
Net increase (decrease)	$ 5,838	$ (3,140)	$ (8,239)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-USAN-0407
1.786778.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007